Schedule of investments

Optimum Fixed Income Fund

December 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed Securities - 0.04%			Agency Collateralized Mortgage Obligations (continued)
SLM Student Loan Trust			Fannie Mae REMICs
Series 2003-11 A6 144A			Series 2008-24 ZA
2.444% (LIBOR03M +			5.00% 4/25/38	8,617,679	$9,442,785
0.55%, Floor 0.29%)			Series 2009-2 AS
12/15/25 #•	221,599	$220,616	3.908% (5.70% minus
Series 2008-9 A 3.44%			LIBOR01M, Cap 5.70%)
(LIBOR03M + 1.50%)			2/25/39 S•	459,275	59,040
4/25/23 •	816,828	819,075	Series 2009-68 SA
Total Agency Asset-Backed			4.958% (6.75% minus
Securities (cost $1,041,485)		1,039,691	LIBOR01M, Cap 6.75%)
			9/25/39 S•	176,231	26,662
Agency Collateralized Mortgage Obligations - 2.77%			Series 2011-118 DC
			4.00% 11/25/41	836,152	877,056
Fannie Mae Connecticut			Series 2015-89 AZ
Avenue Securities			3.50% 12/25/45	168,395	173,609
Series 2017-C04 2M2
4.642% (LIBOR01M +			Series 2017-40 GZ
2.85%) 11/25/29 •	420,000	434,338	3.50% 5/25/47	363,332	377,688
Series 2018-C02 2M2			Series 2017-77 HZ
3.992% (LIBOR01M +			3.50% 10/25/47	516,023	529,861
2.20%, Floor 2.20%)			Series 2017-94 CZ
8/25/30 •	614,409	619,733	3.50% 11/25/47	323,599	330,846
Series 2018-C03 1M2			Series 2017-95 FA
3.942% (LIBOR01M +			2.131% (LIBOR01M +
2.15%, Floor 2.15%)			0.35%, Floor 0.35%)
10/25/30 •	740,000	745,673	11/25/47 •	494,083	492,463
Series 2018-C05 1M2			Freddie Mac REMICs
4.142% (LIBOR01M +			Series 2165 PE
2.35%, Floor 2.35%)			6.00% 6/15/29	52,683	58,287
1/25/31 •	545,000	552,766	Series 3143 BC
Fannie Mae Grantor Trust			5.50% 2/15/36	1,328,976	1,491,394
Series 1999-T2 A1			Series 3289 SA
7.50% 1/19/39 •	5,886	6,381	5.01% (6.75% minus
Series 2004-T1 1A2			LIBOR01M, Cap 6.75%)
6.50% 1/25/44	5,501	6,272	3/15/37 S•	588,763	107,162
Fannie Mae Interest Strip			Series 4665 NI
Series 419 C3			3.50% 7/15/41 S	2,031,161	107,112
3.00% 11/25/43 S	435,298	71,895	Series 4673 WI
Fannie Mae REMIC Trust			3.50% 9/15/43 S	617,923	40,102
Series 2004-W4 A5			Series 4676 KZ
5.50% 6/25/34	65,497	65,727	2.50% 7/15/45	358,070	345,587
Series 2004-W11 1A2			Freddie Mac Structured
6.50% 5/25/44	36,442	41,644	Agency Credit Risk Debt
Series 2004-W15 1A1			Notes
6.00% 8/25/44	30,698	34,347	Series 2017-DNA1 M2
Fannie Mae REMICs			5.042% (LIBOR01M +
			3.25%, Floor 3.25%)
Series 1999-19 PH			7/25/29 •	750,000	788,236
6.00% 5/25/29	58,570	64,448	Series 2017-DNA3 M2
Series 2001-14 Z			4.292% (LIBOR01M +
6.00% 5/25/31	3,625	3,942	2.50%) 3/25/30 •	315,000	322,371
Series 2007-30 OE
1.784% 4/25/37 Ω	2,042,331	1,808,361

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured			GNMA
Agency Credit Risk Debt			Series 2015-H10 FA
Notes			2.374% (LIBOR01M +
Series 2018-HQA1 M2			0.60%, Cap 7.50%)
4.092% (LIBOR01M +			4/20/65 •	12,672,674	$12,654,027
2.30%) 9/25/30 •	955,000	$965,730	Series 2015-H11 FC
Freddie Mac Structured			2.324% (LIBOR01M +
Agency Credit Risk REMIC			0.55%, Cap 7.50%, Floor
Series 2019-HQA4 M2			0.55%) 5/20/65 •	1,568,215	1,563,191
144A 3.842% (LIBOR01M			Series 2015-H12 FB
+ 2.05%) 11/25/49 #•	1,500,000	1,507,607	2.374% (LIBOR01M +
Freddie Mac Structured Pass			0.60%, Cap 7.50%, Floor
Through Certificates			0.60%) 5/20/65 •	6,563,274	6,554,117
Series T-54 2A			Series 2015-H20 FB
6.50% 2/25/43 ◆	12,236	14,232	2.374% (LIBOR01M +
Series T-58 2A			0.60%, Cap 7.50%, Floor
6.50% 9/25/43 ◆	5,753	6,482	0.60%) 8/20/65 •	1,710,276	1,707,713
GNMA			Series 2015-H30 FD
Series 2008-65 SB			2.374% (LIBOR01M +
4.235% (6.00% minus			0.60%, Cap 11.00%, Floor
LIBOR01M, Cap 6.00%)			0.60%) 10/20/65 •	120,040	120,174
8/20/38 S•	514,528	72,893	Series 2016-156 PB
Series 2009-2 SE			2.00% 11/20/46	362,000	328,450
4.055% (5.82% minus			Series 2016-H06 FD
LIBOR01M, Cap 5.82%)			2.694% (LIBOR01M +
1/20/39 S•	1,632,070	244,711	0.92%, Cap 7.50%, Floor
Series 2011-H21 FT			0.92%) 7/20/65 •	1,746,396	1,763,088
2.27% (H15T1Y + 0.70%,			Series 2017-18 QI
Cap 15.25%, Floor 0.70%)			4.00% 3/16/41 S	853,989	103,803
10/20/61 •	6,646,723	6,669,217	Series 2017-34 DY
Series 2011-H23 FA			3.50% 3/20/47	230,000	245,856
2.474% (LIBOR01M +			Series 2017-56 JZ
0.70%, Cap 11.00%, Floor			3.00% 4/20/47	308,706	314,765
0.70%) 10/20/61 •	4,402,107	4,416,451	Series 2017-107 QZ
Series 2012-H08 FB			3.00% 8/20/45	233,296	233,154
2.374% (LIBOR01M +			Series 2017-130 YJ
0.60%, Cap 11.00%, Floor			2.50% 8/20/47	270,000	269,443
0.60%) 3/20/62 •	781,070	781,775	Series 2017-163 ZK
Series 2012-H18 NA			3.50% 11/20/47	3,552,027	3,818,979
2.294% (LIBOR01M +			Series 2018-34 TY
0.52%, Cap 10.50%, Floor			3.50% 3/20/48	196,000	203,068
0.52%) 8/20/62 •	442,822	442,529	Total Agency Collateralized
Series 2012-H29 SA			Mortgage Obligations
2.289% (LIBOR01M +			(cost $68,598,189)		69,221,054
0.515%, Cap 12.00%,

Floor 0.515%) 10/20/62 •	3,938,512	3,933,961	Agency Commercial Mortgage-Backed Securities - 0.58%
Series 2013-113 LY
3.00% 5/20/43	173,000	178,053	Freddie Mac Multifamily
Series 2015-74 CI			Structured Pass Through
3.00% 10/16/39 S	784,779	64,236	Certificates
Series 2015-142 AI			Series K058 A2 2.653%
4.00% 2/20/44 S	206,283	17,561	8/25/26 ◆	685,000	701,452

2 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Commercial Mortgage-Backed Securities			Agency Mortgage-Backed Securities (continued)
(continued)			Fannie Mae S.F. 30 yr
Freddie Mac Multifamily			3.00% 7/1/49	559,964	$567,944
Structured Pass Through			3.00% 10/1/49	3,763,134	3,822,079
Certificates			3.00% 11/1/49	7,026,207	7,123,244
Series X3FX A2FX 3.00%			3.00% 12/1/49	6,813,000	6,964,950
6/25/27 ◆	1,070,000	$1,103,414	3.00% 1/1/50	5,109,000	5,178,803
FREMF Mortgage Trust			3.50% 12/1/47	1,626,861	1,690,406
Series 2011-K10 B 144A			3.50% 2/1/48	4,052,209	4,254,311
4.622% 11/25/49 #•	550,000	558,889	3.50% 7/1/48	10,564,981	10,957,217
Series 2011-K15 B 144A			3.50% 6/1/49	25,463,619	26,160,085
4.961% 8/25/44 #•	75,000	77,711	3.50% 11/1/49	11,418,284	11,759,553
Series 2012-K18 B 144A			4.00% 10/1/40	17,289	18,540
4.249% 1/25/45 #•	1,000,000	1,035,618	4.00% 11/1/40	97,990	105,072
Series 2012-K22 B 144A
3.687% 8/25/45 #•	665,000	686,332	4.00% 3/1/46	97,398	103,167
Series 2013-K24 B 144A			4.00% 4/1/48	10,259,827	10,789,862
3.501% 11/25/45 #•	3,675,000	3,743,629	4.00% 9/1/48	13,390,808	13,938,369
Series 2013-K25 C 144A			4.00% 3/1/49	56,411,211	58,597,506
3.619% 11/25/45 #•	500,000	509,174	4.00% 4/1/49	24,866,537	25,836,742
Series 2013-K713 B 144A			4.50% 5/1/35	59,025	63,937
3.169% 4/25/46 #•	285,000	284,770	4.50% 8/1/35	104,049	112,744
Series 2013-K713 C 144A			4.50% 9/1/35	101,500	110,028
3.169% 4/25/46 #•	945,000	944,924	4.50% 5/1/39	390,079	422,877
Series 2014-K716 B 144A			4.50% 11/1/39	340,603	375,163
3.952% 8/25/47 #•	500,000	510,358	4.50% 6/1/40	370,875	402,248
Series 2014-K717 B 144A			4.50% 7/1/40	335,307	363,588
3.63% 11/25/47 #•	1,225,000	1,250,570	4.50% 4/1/41	67,234	73,006
Series 2014-K717 C 144A			4.50% 5/1/46	273,544	296,802
3.63% 11/25/47 #•	1,290,000	1,310,885	4.50% 4/1/48	1,495,314	1,622,703
Series 2015-K721 C 144A			4.50% 7/1/48	1,327,651	1,397,937
3.565% 11/25/47 #•	475,000	482,611	4.50% 9/1/48	639,681	685,488
Series 2016-K53 B 144A			4.50% 12/1/48	2,396,080	2,529,775
4.02% 3/25/49 #•	280,000	292,565	4.50% 1/1/49	5,482,868	5,945,880
Series 2016-K722 B 144A			4.50% 11/1/49	2,423,539	2,557,076
3.843% 7/25/49 #•	425,000	439,446	5.00% 3/1/34	1,718	1,894
Series 2017-K71 B 144A
3.753% 11/25/50 #•	470,000	485,535	5.00% 4/1/34	8,168	8,813
			5.00% 8/1/34	16,275	17,937
Total Agency Commercial			5.00% 4/1/35	4,768	5,229
Mortgage-Backed Securities
(cost $14,133,923)		14,417,883	5.00% 12/1/37	1,564	1,715
			5.00% 3/1/38	124,244	136,295
Agency Mortgage-Backed Securities - 35.67%			5.00% 6/1/38	3,803	4,057
			5.00% 2/1/39	3,970	4,237
Fannie Mae			5.00% 5/1/40	91,483	100,952
5.50% 3/1/37	6,419	6,827	5.00% 6/1/44	752,205	837,045
5.50% 7/1/37	12,424	12,958	5.00% 7/1/47	555,629	611,689
Fannie Mae S. F. 15 yr			5.50% 12/1/33	11,384	12,413
4.50% 7/1/20	9	9
Fannie Mae S. F. 30 yr			5.50% 2/1/35	245,048	275,611
3.00% 4/1/43	1,052,575	1,083,375	5.50% 12/1/38	933,104	1,049,758
3.00% 11/1/46	13,841,980	14,167,775	5.50% 5/1/44	9,898,628	11,119,885
3.00% 11/1/48	1,864,051	1,907,909	5.50% 8/1/48	758,546	832,199

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Agency Mortgage-Backed Securities (continued)			Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr			GNMA II S. F. 30 yr
6.00% 9/1/36	15,009	$16,822	5.50% 5/20/37		107,252	$119,807
6.00% 8/1/38	31,213	34,418	6.00% 4/20/34		3,575	3,883
6.00% 12/1/38	5,841	6,700	6.00% 2/20/39		116,040	129,615
6.00% 6/1/41	1,868,149	2,141,602	6.00% 10/20/39		186,163	210,112
6.00% 7/1/41	3,916,072	4,488,579	6.00% 2/20/40		441,442	500,461
6.00% 7/1/41	2,509,203	2,876,681	6.00% 4/20/46		141,054	155,421
6.00% 1/1/42	1,630,911	1,869,767	GNMA S. F. 30 yr TBA
6.50% 11/1/33	2,380	2,642	4.00% 1/20/49		6,000,000	6,209,864
6.50% 2/1/36	31,449	35,847	Total Agency Mortgage-Backed
6.50% 3/1/36	54,978	61,127	Securities (cost $883,981,371)			889,963,015
6.50% 6/1/36	79,615	91,182
6.50% 2/1/38	18,871	21,196	Agency Obligation - 0.09%
6.50% 11/1/38	4,823	5,595	Federal Home Loan Mortgage
Fannie Mae S. F. 30 yr TBA			2.25% 11/24/20		2,300,000	2,311,976
3.00% 2/1/49	168,600,000	170,772,917	Total Agency Obligation
3.50% 1/1/49	15,700,000	16,141,963	(cost $2,300,000)			2,311,976
3.50% 1/14/49	75,000,000	77,111,290
3.50% 2/1/49	93,000,000	95,596,207	Collateralized Debt Obligations - 2.46%
4.00% 2/1/49	183,200,000	190,579,411	AMMC CLO 21
4.50% 1/1/49	6,100,000	6,421,355	Series 2017-21A A 144A
Freddie Mac ARM			3.152% (LIBOR03M +
4.75% (LIBOR12M +			1.25%) 11/2/30 #•		2,400,000	2,398,829
1.625%, Cap 10.50%,			Apex Credit CLO
Floor 1.625%) 2/1/38 •	14,635	15,236	Series 2017-1A A1 144A
5.055% (LIBOR12M +			3.406% (LIBOR03M +
2.18%, Cap 10.583%,			1.47%, Floor 1.47%)
Floor 2.18%) 5/1/37 •	148,477	158,497	4/24/29 #•		1,275,000	1,274,726
Freddie Mac S.F. 20 yr			Series 2018-1A A2 144A
5.50% 10/1/23	13,613	14,632	2.97% (LIBOR03M +
5.50% 8/1/24	5,891	6,328	1.03%) 4/25/31 #•		2,400,000	2,327,117
Freddie Mac S.F. 30 yr			Arbor Realty CLO
3.00% 12/1/48	18,835,236	19,219,421	Series 2017-FL3 A 144A
3.00% 11/1/49	5,551,016	5,637,966	2.73% (LIBOR01M +
3.00% 12/1/49	1,597,000	1,622,715	0.99%) 12/15/27 #•		250,000	249,846
3.00% 1/1/50	1,704,000	1,741,636	Arbour CLO IV
			Series 4A A2R 144A
3.50% 8/1/48	127,460	131,074	0.87% (EUR003M +
3.50% 9/1/48	5,347,916	5,536,696	0.87%, Floor 0.87%)
3.50% 11/1/48	10,180,955	10,741,391	1/15/30 #•	EUR	2,600,000	2,915,250
3.50% 10/1/49	4,507,352	4,637,954	Atlas Senior Loan Fund X
4.00% 10/1/47	5,814,254	6,108,713	Series 2018-10A A 144A
4.50% 5/1/41	6,214,272	6,824,516	3.091% (LIBOR03M +
4.50% 8/1/48	3,191,325	3,408,406	1.09%) 1/15/31 #•		1,500,000	1,490,395
5.00% 12/1/44	1,116,803	1,231,804	Atrium XII
5.50% 6/1/41	1,785,320	2,005,446	Series 12A AR 144A
5.50% 9/1/41	2,787,238	3,130,781	2.783% (LIBOR03M +
6.00% 7/1/40	4,396,084	5,042,553	0.83%) 4/22/27 #•		2,500,000	2,499,193
6.50% 11/1/33	20,426	23,023
6.50% 1/1/35	62,307	73,567
7.00% 1/1/38	17,900	20,512

4 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt Obligations (continued)			Collateralized Debt Obligations (continued)
BlueMountain CLO			Midocean Credit CLO VIII
Series 2015-1A A1R 144A			Series 2018-8A A1 144A
3.331% (LIBOR03M +			3.049% (LIBOR03M +
1.33%) 4/13/27 #•	277,737	$277,607	1.15%) 2/20/31 #•	1,750,000	$1,734,245
Catamaran CLO			Midocean Credit CLO IX
Series 2013-1A AR 144A			Series 2018-9A A1 144A
2.786% (LIBOR03M +			3.116% (LIBOR03M +
0.85%) 1/27/28 #•	3,500,000	3,478,507	1.15%, Floor 1.15%)
CFIP CLO			7/20/31 #•	1,250,000	1,237,878
Series 2017-1A A 144A			Monarch Grove CLO
3.223% (LIBOR03M +			Series 2018-1A A1 144A
1.22%) 1/18/30 #•	2,300,000	2,298,045	2.82% (LIBOR03M +
CIFC Funding			0.88%) 1/25/28 #•	5,100,000	5,068,533
Series 2015-2A AR 144A			Mountain View CLO X
2.781% (LIBOR03M +			Series 2015-10A AR 144A
0.78%, Floor 0.78%)			2.821% (LIBOR03M +
4/15/27 #•	1,794,884	1,791,575	0.82%, Floor 0.82%)
Crown Point CLO 5			10/13/27 #•	2,000,000	1,995,344
Series 2018-5A A 144A			OCP CLO
2.942% (LIBOR03M +			Series 2015-9A A1R 144A
0.94%) 7/17/28 #•	400,000	398,669	2.801% (LIBOR03M +
Galaxy XXI CLO			0.80%) 7/15/27 #•	1,757,767	1,756,877
Series 2015-21A AR 144A			Series 2015-10A A1R
2.986% (LIBOR03M +			144A 2.756% (LIBOR03M
1.02%) 4/20/31 #•	1,650,000	1,633,752	+ 0.82%) 10/26/27 #•	3,200,000	3,196,435
Jamestown CLO IV			Series 2017-13A A1A
Series 2014-4A A1CR			144A 3.261% (LIBOR03M
144A 2.691% (LIBOR03M			+ 1.26%) 7/15/30 #•	1,000,000	999,506
+ 0.69%) 7/15/26 #•	431,742	430,910	Octagon Investment Partners
Jamestown CLO VII			XIX
Series 2015-7A A1R 144A			Series 2014-1A AR 144A
2.77% (LIBOR03M +			3.101% (LIBOR03M +
0.83%, Floor 0.83%)			1.10%) 4/15/26 #•	256,712	256,584
7/25/27 #•	654,948	653,627	OFSI Fund VII
Jamestown CLO VIII			Series 2014-7A AR 144A
Series 2015-8A A1AR			2.903% (LIBOR03M +
144A 2.871% (LIBOR03M			0.90%) 10/18/26 #•	878,752	877,493
+ 0.87%, Floor 0.87%)			Sounds Point CLO IV-R
1/15/28 #•	1,500,000	1,497,491	Series 2013-3RA A 144A
Man GLG US CLO			3.153% (LIBOR03M +
Series 2018-1A A1R 144A			1.15%, Floor 1.15%)
3.106% (LIBOR03M +			4/18/31 #•	1,000,000	989,962
1.14%) 4/22/30 #•	3,000,000	2,970,459	Staniford Street CLO
Marathon CLO V			Series 2014-1A AR 144A
Series 2013-5A A1R 144A			3.074% (LIBOR03M +
2.765% (LIBOR03M +			1.18%) 6/15/25 #•	223,774	223,970
0.87%) 11/21/27 #•	1,100,000	1,094,206	TICP CLO I
Mariner CLO 5			Series 2015-1A AR 144A
Series 2018-5A A 144A			2.766% (LIBOR03M +
3.05% (LIBOR03M +			0.80%) 7/20/27 #•	1,194,105	1,192,952
1.11%, Floor 1.11%)
4/25/31 #•	1,800,000	1,791,297

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Collateralized Debt Obligations (continued)				Corporate Bonds (continued)
Venture 33 CLO				Banking (continued)
Series 2018-33A A1L 144A				Banco de Credito e
3.141% (LIBOR03M +				Inversiones 144A
1.14%, Floor 1.14%)				4.00% 2/11/23 #		315,000	$326,200
7/15/31 #•		1,250,000	$1,244,216	Banco do Brasil
Venture 34 CLO				3.875% 10/10/22		270,000	275,883
Series 2018-34A A 144A				Banco General 144A
3.231% (LIBOR03M +				4.125% 8/7/27 #		465,000	489,579
1.23%, Floor 1.23%)				Banco Mercantil del Norte
10/15/31 #•		2,500,000	2,493,893	144A 6.75%#µy		315,000	327,769
Venture XVI CLO				Banco Santander 6.25%µy•EUR		1,300,000	1,555,267
Series 2014-16A ARR				Bancolombia
144A 2.851% (LIBOR03M				4.625% 12/18/29 µ		540,000	548,775
+ 0.85%, Floor 0.85%)				Bangkok Bank 144A
1/15/28 #•		1,200,000	1,196,842	3.733% 9/25/34 #µ		550,000	557,585
Venture XVII CLO
Series 2014-17A ARR				Banistmo 144A
144A 2.881% (LIBOR03M				3.65% 9/19/22 #		520,000	526,667
+ 0.88%) 4/15/27 #•		400,000	399,022	Bank of America
Venture XX CLO				2.456% 10/22/25 µ		735,000	739,724
Series 2015-20A AR 144A				2.597% (LIBOR03M +
2.821% (LIBOR03M +				0.65%) 6/25/22 •		1,800,000	1,810,175
0.82%) 4/15/27 #•		1,737,778	1,734,192	2.625% 4/19/21		1,000,000	1,009,593
Voya CLO				2.626% (LIBOR03M +
Series 2014-3A A1R 144A				0.66%) 7/21/21 •		900,000	902,328
2.66% (LIBOR03M +				3.004% 12/20/23 µ		1,896,000	1,942,625
0.72%) 7/25/26 #•		541,978	541,105	3.30% 1/11/23		716,000	740,507
WhiteHorse IX				3.458% 3/15/25 µ		5,310,000	5,545,944
Series 2014-9A AR 144A				3.55% 3/5/24 µ		2,100,000	2,180,484
3.162% (LIBOR03M +				3.864% 7/23/24 µ		2,200,000	2,316,139
1.16%) 7/17/26 #•		193,915	193,951	3.974% 2/7/30 µ		3,400,000	3,737,905
Z Capital Credit Partners CLO				4.125% 1/22/24		200,000	215,240
Series 2015-1A A1R 144A				5.875% 12/31/66 µy		900,000	998,730
2.951% (LIBOR03M +
0.95%, Floor 0.95%)				Bank of China 144A
7/16/27 #•		2,600,000	2,592,517	5.00% 11/13/24 #		510,000	557,446
				Bank of Georgia 144A
Total Collateralized Debt				6.00% 7/26/23 #		490,000	517,998
Obligations				Bank of Ireland
(cost $61,674,507)			61,397,018	7.375% 6/18/67 µy	EUR	300,000	347,652
				Bank of New York Mellon
Corporate Bonds - 36.28%				2.774% (LIBOR03M +
Banking - 11.27%				0.87%) 8/17/20 •		300,000	301,602
Akbank T.A. S. 144A				Bank of Nova Scotia
7.20% 3/16/27 #µ		560,000	548,607	1.875% 4/26/21		4,500,000	4,502,254
Banco Bilbao Vizcaya				Barclays
Argentaria				3.284% (LIBOR03M +
5.875%µy•	EUR	400,000	490,878	1.38%) 5/16/24 •		1,800,000	1,821,486
6.75%µy•	EUR	1,600,000	1,809,785	4.61% 2/15/23 µ		1,200,000	1,253,450
8.875%µy•	EUR	600,000	739,195	4.972% 5/16/29 µ		3,000,000	3,381,232
Banco de Credito del Peru				7.125% 9/15/67 µy	GBP	1,800,000	2,700,197
144A 2.70% 1/11/25 #		475,000	473,219	8.00% 9/15/67 µy		1,000,000	1,119,465

6 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Banking (continued)
Barclays Bank				Deutsche Bank
7.625% 11/21/22		1,800,000	$2,024,037	4.25% 10/14/21	2,000,000	$2,056,951
BBVA Bancomer				5.00% 2/14/22	3,100,000	3,237,903
144A 5.125% 1/18/33 #µ		207,000	209,336	Fifth Third Bancorp
144A 6.75% 9/30/22 #		351,000	382,780	3.65% 1/25/24	790,000	832,921
BBVA USA				3.95% 3/14/28	2,320,000	2,550,464
2.875% 6/29/22		1,220,000	1,237,241	Fifth Third Bank
3.875% 4/10/25		1,145,000	1,202,501	3.85% 3/15/26	835,000	889,402
BNP Paribas				Goldman Sachs Group
144A 4.705% 1/10/25 #•		1,600,000	1,732,752	2.876% 10/31/22 •	300,000	304,253
144A 7.375%#µy•		700,000	808,223	2.908% 6/5/23 •	600,000	609,953
7.375%y•		500,000	577,303	3.08% (LIBOR03M +
CIT Group 4.125% 3/9/21		400,000	408,272	1.17%) 11/15/21 •	1,700,000	1,713,473
Citigroup				3.094% (LIBOR03M +
2.65% 10/26/20		3,200,000	3,217,735	1.20%) 9/15/20 •	1,700,000	1,711,078
3.20% 10/21/26		1,000,000	1,037,355	3.20% 2/23/23	2,200,000	2,262,251
4.044% 6/1/24 µ		1,800,000	1,904,139	3.30% (LIBOR03M +
4.05% 7/30/22		150,000	156,768	1.36%) 4/23/21 •	1,300,000	1,317,394
4.075% 4/23/29 •		3,400,000	3,725,399	4.223% 5/1/29 •	4,700,000	5,179,620
Citizens Bank				6.00% 6/15/20	2,440,000	2,483,258
2.55% 5/13/21		950,000	957,332	HSBC Bank 144A
Cooperatieve Rabobank				4.125% 8/12/20 #	500,000	506,456
2.366% (LIBOR03M +				HSBC Holdings
0.43%) 4/26/21 •		500,000	501,845	2.65% 1/5/22	200,000	202,190
2.50% 1/19/21		500,000	503,017	2.904% (LIBOR03M +
3.75% 7/21/26		1,350,000	1,406,211	1.00%) 5/18/24 •	1,000,000	1,008,639
4.375% 8/4/25		2,000,000	2,169,903	3.40% 3/8/21	400,000	406,353
5.50%y•	EUR	1,800,000	2,069,537	4.30% 3/8/26	200,000	217,766
6.875% 3/19/20	EUR	2,500,000	2,845,952	Intesa Sanpaolo 144A
Credit Suisse Group				4.00% 9/23/29 #	1,300,000	1,319,669
144A 2.593% 9/11/25 #µ		340,000	341,177	JPMorgan Chase & Co.
				2.84% (LIBOR03M +
144A 3.869% 1/12/29 #µ		1,065,000	1,134,428	0.90%) 4/25/23 •	1,000,000	1,009,095
144A 4.207% 6/12/24 #µ		410,000	433,646
				2.985% (LIBOR03M +
144A 6.25%#µy		2,035,000	2,219,790	1.10%) 6/7/21 •	2,900,000	2,932,350
144A 6.375%#µy		1,900,000	2,052,950	3.22% 3/1/25 •	500,000	518,315
Credit Suisse Group Funding				3.797% 7/23/24 •	900,000	948,580
Guernsey				4.005% 4/23/29 •	900,000	988,047
2.75% 3/26/20		2,199,000	2,201,879
3.125% 12/10/20		250,000	252,269	4.023% 12/5/24 µ	4,730,000	5,043,841
3.80% 9/15/22		3,350,000	3,487,154	5.00%µy	1,870,000	1,947,138
				JPMorgan Chase Bank
3.80% 6/9/23		2,300,000	2,407,912	2.276% (LIBOR03M +
DBS Group Holdings 144A				0.34%) 4/26/21 •	3,000,000	3,001,761
4.52% 12/11/28 #µ		530,000	564,571	Lloyds Bank
Deutsche Bank				2.25% 8/14/22	8,400,000	8,440,529
2.70% 7/13/20		500,000	500,399	2.40% 3/17/20	400,000	400,343
2.971% (LIBOR03M +
0.97%) 7/13/20 •		100,000	100,094	2.70% 8/17/20	1,500,000	1,506,742
3.961% 11/26/25 •		5,700,000	5,825,348	Lloyds Banking Group
				2.858% 3/17/23 •	2,900,000	2,936,213

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Banking (continued)
Mitsubishi UFJ Financial			Santander UK Group Holdings
Group			3.823% 11/3/28 •		3,200,000	$3,374,419
2.19% 9/13/21	2,350,000	$2,356,957	7.375%y•	GBP	2,200,000	3,183,312
2.947% (LIBOR03M +			Shinhan Financial Group
1.06%) 9/13/21 •	1,600,000	1,617,697	144A 3.34% 2/5/30 #µ		410,000	415,789
3.218% 3/7/22	500,000	512,243	Societe Generale 144A
3.535% 7/26/21	2,500,000	2,558,469	4.25% 4/14/25 #		3,600,000	3,782,335
Mitsubishi UFJ Trust &			State Bank of India 2.85%
Banking 144A			(LIBOR03M + 0.95%)
2.65% 10/19/20 #	500,000	502,546	4/6/20•		900,000	900,810
Mizuho Bank 144A			Sumitomo Mitsui Financial
2.40% 3/26/20 #	1,100,000	1,101,307	Group 3.565% (LIBOR03M
Mizuho Financial Group			+ 1.68%) 3/9/21 •		2,300,000	2,338,250
3.027% (LIBOR03M +			Toronto-Dominion Bank
1.14%) 9/13/21 •	1,900,000	1,923,229	2.874% (LIBOR03M +
Morgan Stanley			1.00%) 4/7/21 •		950,000	960,324
2.451% (LIBOR03M +			Truist Bank
0.55%) 2/10/21 •	3,000,000	3,001,493	2.636% 9/17/29 µ		5,182,000	5,179,954
2.50% 4/21/21	3,500,000	3,527,351	Turkiye Garanti Bankasi
3.124% (LIBOR03M +			144A 5.25% 9/13/22 #		270,000	275,499
1.22%) 5/8/24 •	2,010,000	2,046,913	144A 5.875% 3/16/23 #		270,000	278,264
3.125% 1/23/23	400,000	411,386	UBS
3.146% (LIBOR03M +			144A 2.465% (LIBOR03M
1.18%) 1/20/22 •	200,000	201,854	+ 0.58%) 6/8/20 #•		2,800,000	2,804,919
3.625% 1/20/27	4,000,000	4,258,110	5.125% 5/15/24		200,000	216,000
3.737% 4/24/24 µ	2,000,000	2,090,239	7.625% 8/17/22		500,000	563,853
5.00% 11/24/25	3,125,000	3,519,771	UBS Group
5.50% 1/26/20	480,000	481,027	144A 3.00% 4/15/21 #		2,400,000	2,432,098
Nationwide Building Society			144A 3.126% 8/13/30 #µ		2,000,000	2,037,078
144A 3.766% 3/8/24 #•	800,000	828,177	144A 3.766% (LIBOR03M
144A 4.302% 3/8/29 #•	5,200,000	5,669,404	+ 1.78%) 4/14/21 #•		400,000	407,603
PNC Bank			144A 4.125% 9/24/25 #		2,940,000	3,197,828
2.70% 11/1/22	250,000	254,765	6.875%µy		2,445,000	2,549,524
4.05% 7/26/28	2,400,000	2,633,756	7.125%µy		540,000	573,413
PNC Financial Services Group			UniCredit
2.60% 7/23/26	2,000,000	2,026,764	144A 5.901% (LIBOR03M
Popular 6.125% 9/14/23	440,000	474,833	+ 3.90%) 1/14/22 #•		2,200,000	2,306,969
Royal Bank of Canada			144A 7.83% 12/4/23 #		2,900,000	3,383,843
2.30% 3/22/21	2,300,000	2,312,736	US Bancorp
Royal Bank of Scotland Group			3.00% 7/30/29		1,200,000	1,240,076
3.38% (LIBOR03M +			3.375% 2/5/24		2,915,000	3,059,993
1.47%) 5/15/23 •	1,000,000	1,011,463	3.60% 9/11/24		1,275,000	1,354,943
3.498% 5/15/23 •	500,000	512,214	3.95% 11/17/25		2,820,000	3,100,230
4.80% 4/5/26	5,000,000	5,554,657	US Bank 3.40% 7/24/23		815,000	851,376
7.50%y•	1,800,000	1,842,579	USB Capital IX 3.50%
8.625%µy	5,170,000	5,599,498	(LIBOR03M + 1.02%)y•		680,000	596,034
Santander UK			Wells Fargo & Co.
3.40% 6/1/21	500,000	510,416	2.55% 12/7/20		2,800,000	2,817,505
3.75% 11/15/21	200,000	206,866

8 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Basic Industry (continued)
Wells Fargo & Co.			Newmont Goldcorp
2.831% (LIBOR03M +			2.80% 10/1/29	3,850,000	$3,816,760
0.93%) 2/11/22 •	1,300,000	$1,309,109	Novelis 144A
3.196% 6/17/27 •	900,000	933,703	6.25% 8/15/24 #	132,000	138,764
3.584% 5/22/28 •	5,300,000	5,632,620	Novolipetsk Steel Via Steel
Wells Fargo Bank			Funding DAC 144A
3.325% 7/23/21 •	2,250,000	2,267,837	4.00% 9/21/24 #	715,000	752,487
Woori Bank 144A			OCP
4.75% 4/30/24 #	800,000	858,907	144A 4.50% 10/22/25 #	384,000	411,767
		281,126,925	144A 6.875% 4/25/44 #	210,000	267,780
Basic Industry - 1.48%			Olin
BHP Billiton Finance USA			5.00% 2/1/30	1,165,000	1,184,630
144A 6.25% 10/19/75 #µ	2,595,000	2,679,389	5.625% 8/1/29	85,000	89,934
Braskem Netherlands Finance			Orbia Advance 144A
4.50% 1/10/28	800,000	798,486	5.50% 1/15/48 #	540,000	553,335
Chemours 7.00% 5/15/25	575,000	580,511	Petkim Petrokimya Holding
CK Hutchison International 17			144A 5.875% 1/26/23 #	475,000	478,444
144A 2.875% 4/5/22 #	405,000	409,392	Phosagro OAO via Phosagro
			Bond Funding DAC 144A
Corp Nacional del Cobre de			3.95% 11/3/21 #	365,000	374,773
Chile 144A
4.25% 7/17/42 #	200,000	209,368	RPM International
CSN Resources 144A			4.55% 3/1/29	1,655,000	1,792,620
7.625% 2/13/23 #	640,000	683,581	Sasol Financing USA
Cydsa 144A			5.875% 3/27/24	2,745,000	2,971,854
6.25% 10/4/27 #	345,000	355,473	6.50% 9/27/28	250,000	277,977
Equate Petrochemical 144A			Sherwin-Williams
3.00% 3/3/22 #	625,000	629,041	2.95% 8/15/29	3,775,000	3,826,386
Freeport-McMoRan			Sociedad Quimica y Minera de
5.45% 3/15/43	205,000	212,708	Chile 144A
Georgia-Pacific			3.625% 4/3/23 #	295,000	301,317
8.00% 1/15/24	2,242,000	2,724,222	Steel Dynamics
Gold Fields Orogen Holdings			5.50% 10/1/24	510,000	525,357
BVI 144A			Suzano Austria
6.125% 5/15/29 #	715,000	794,973	5.00% 1/15/30	520,000	547,544
GUSAP III 144A			Syngenta Finance
4.25% 1/21/30 #	460,000	468,050	144A 3.933% 4/23/21 #	825,000	839,095
Hudbay Minerals 144A			144A 4.441% 4/24/23 #	470,000	490,832
7.625% 1/15/25 #	170,000	179,789	Vedanta Resources Finance II
Huntsman International			144A 9.25% 4/23/26 #	510,000	507,366
5.125% 11/15/22	1,000,000	1,068,290			36,993,875
Israel Chemicals 144A			Brokerage - 0.13%
6.375% 5/31/38 #	350,000	418,950	Ally Financial
Joseph T Ryerson & Son 144A			4.125% 3/30/20	1,000,000	1,004,940
11.00% 5/15/22 #	160,000	169,199	8.00% 3/15/20	100,000	100,925
Methanex 5.25% 12/15/29	3,155,000	3,262,067	Jefferies Group
Metinvest 144A
7.75% 4/23/23 #	200,000	211,057	4.15% 1/23/30	780,000	826,743
Minera Mexico 144A			6.45% 6/8/27	331,000	388,187
4.50% 1/26/50 #	970,000	990,307	6.50% 1/20/43	880,000	1,048,187
					3,368,982

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Capital Goods - 1.09%			Capital Goods (continued)
Aeropuertos Argentina 2000			Textron 2.451% (LIBOR03M
144A 6.875% 2/1/27 #	552,813	$532,481	+ 0.55%) 11/10/20 •	2,900,000	$2,900,123
Ardagh Packaging Finance			TransDigm 144A
144A 6.00% 2/15/25 #	205,000	215,506	6.25% 3/15/26 #	215,000	233,164
Bioceanico Sovereign			Waste Management
Certificate 144A			2.95% 6/15/24	1,205,000	1,245,038
2.884% 6/5/34 #^	590,000	411,879	3.45% 6/15/29	3,846,000	4,116,512
BMC East 144A			4.15% 7/15/49	599,000	684,320
5.50% 10/1/24 #	250,000	260,729			27,202,361
Boise Cascade 144A
5.625% 9/1/24 #	137,000	142,879	Communications - 4.22%
Bombardier 144A			Altice Finco 144A
6.00% 10/15/22 #	310,000	310,682	7.625% 2/15/25 #	365,000	378,839
Cemex 144A			Amazon. com 3.15% 8/22/27	1,700,000	1,798,980
5.45% 11/19/29 #	755,000	789,919	AT&T
Covanta Holding			2.657% (LIBOR03M +
5.875% 7/1/25	230,000	243,320	0.75%) 6/1/21 •	2,200,000	2,213,610
EnPro Industries			2.951% (LIBOR03M +
5.75% 10/15/26	105,000	112,124	0.95%) 7/15/21 •	500,000	504,888
General Electric			3.067% (LIBOR03M +
4.65% 10/17/21	89,000	92,790	1.18%) 6/12/24 •	6,100,000	6,209,832
Grupo Cementos de			3.20% 3/1/22	100,000	102,422
Chihuahua 144A			3.80% 3/1/24	100,000	106,156
5.25% 6/23/24 #	330,000	342,928	4.10% 2/15/28	2,276,000	2,475,652
Heathrow Funding 144A			4.35% 3/1/29	1,810,000	2,012,623
4.875% 7/15/21 #	200,000	208,329	4.50% 3/9/48	905,000	1,000,109
IHS Netherlands Holdco 144A			Baidu 3.875% 9/29/23	565,000	589,505
7.125% 3/18/25 #	565,000	597,205	C&W Senior Financing 144A
Klabin Austria 144A			7.50% 10/15/26 #	615,000	667,387
7.00% 4/3/49 #	460,000	503,930	CCO Holdings
L3Harris Technologies			144A 5.00% 2/1/28 #	900,000	946,053
2.416% (LIBOR03M +			144A 5.875% 5/1/27 #	400,000	423,929
0.48%) 4/30/20 •	3,100,000	3,101,897	Charter Communications
2.90% 12/15/29	2,310,000	2,348,087	Operating
144A 3.85% 6/15/23 #	725,000	763,790	3.579% 7/23/20	500,000	503,226
Masco 5.95% 3/15/22	304,000	326,602	4.464% 7/23/22	4,330,000	4,550,820
Mauser Packaging Solutions			4.80% 3/1/50	835,000	878,932
Holding 144A			4.908% 7/23/25	430,000	473,670
5.50% 4/15/24 #	460,000	474,991	5.05% 3/30/29	7,005,000	7,944,296
Northrop Grumman			Clear Channel Worldwide
2.55% 10/15/22	1,680,000	1,705,128	Holdings 144A
3.25% 8/1/23	170,000	177,227	9.25% 2/15/24 #	1,130,000	1,253,831
Roper Technologies			Comcast
2.35% 9/15/24	715,000	719,233	2.65% 2/1/30	680,000	682,747
2.95% 9/15/29	2,650,000	2,678,565	3.45% 2/1/50	310,000	317,583
Rutas 2 and 7 Finance 144A			3.70% 4/15/24	2,970,000	3,166,270
3.391% 9/30/36 #^	410,000	266,883	4.40% 8/15/35	215,000	251,946
Standard Industries			Comunicaciones Celulares Via
144A 5.00% 2/15/27 #	520,000	543,308	Comcel Trust 144A
144A 6.00% 10/15/25 #	145,000	152,792	6.875% 2/6/24 #	795,000	816,541

10 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Communications (continued)
CSC Holdings			UPCB Finance IV 144A
6.75% 11/15/21	400,000	$431,400	5.375% 1/15/25 #	488,000	$502,681
144A 7.75% 7/15/25 #	420,000	448,854	VEON Holdings 144A
Digicel Group One 144A			4.00% 4/9/25 #	363,000	378,722
8.25% 12/30/22 #	344,000	192,747	Verizon Communications
Discovery Communications			3.01% (LIBOR03M +
4.125% 5/15/29	5,735,000	6,195,406	1.10%) 5/15/25 •	3,200,000	3,275,855
5.20% 9/20/47	4,180,000	4,866,347	4.016% 12/3/29	2,817,000	3,149,126
DISH DBS 5.125% 5/1/20	200,000	201,488	4.125% 3/16/27	1,500,000	1,664,854
Fox			4.329% 9/21/28	3,427,000	3,887,408
144A 3.666% 1/25/22 #	900,000	929,369	4.50% 8/10/33	6,325,000	7,386,490
144A 4.03% 1/25/24 #	1,190,000	1,268,640	ViacomCBS 4.375% 3/15/43	2,945,000	3,121,193
144A 4.709% 1/25/29 #	3,870,000	4,410,917	Vodafone Group
Frontier Communications			2.991% (LIBOR03M +
144A 8.00% 4/1/27 #	1,058,000	1,107,567	0.99%) 1/16/24 •	750,000	759,791
Gray Television 144A			4.25% 9/17/50	1,510,000	1,577,837
5.875% 7/15/26 #	380,000	404,928	4.875% 6/19/49	4,385,000	5,090,500
GTP Acquisition Partners I			Zayo Group
144A 2.35% 6/15/20 #	530,000	530,143	144A 5.75% 1/15/27 #	405,000	412,734
Millicom International Cellular			6.375% 5/15/25	94,000	97,094
144A 6.25% 3/25/29 #	545,000	602,138			105,221,246
Ooredoo International
Finance 144A			Consumer Cyclical - 2.09%
5.00% 10/19/25 #	270,000	301,780	Allison Transmission 144A
Sprint			5.875% 6/1/29 #	175,000	192,031
7.125% 6/15/24	185,000	199,954	AMC Entertainment Holdings
			6.125% 5/15/27	405,000	370,585
7.25% 9/15/21	300,000	317,796	BMW US Capital 144A
7.625% 3/1/26	200,000	220,930	3.40% 8/13/21 #	300,000	306,838
7.875% 9/15/23	501,000	553,813	Daimler Finance North
Sprint Communications			America
144A 7.00% 3/1/20 #	400,000	402,604	144A 2.00% 7/6/21 #	400,000	399,241
7.00% 8/15/20	260,000	265,824	144A 2.20% 10/30/21 #	200,000	200,324
Sprint Spectrum 144A			144A 2.331% (LIBOR03M
4.738% 3/20/25 #	1,465,000	1,555,676	+ 0.43%) 2/12/21 #•	1,400,000	1,401,106
Telefonica Emisiones			144A 2.81% (LIBOR03M +
5.52% 3/1/49	1,285,000	1,609,745	0.90%) 2/15/22 #•	1,100,000	1,108,827
Tencent Holdings			144A 2.875% 3/10/21 #	150,000	151,315
144A 2.894% (LIBOR03M			144A 3.40% 2/22/22 #	500,000	512,276
+ 0.91%) 4/11/24 #•	200,000	201,078	144A 3.75% 11/5/21 #	300,000	308,366
144A 3.28% 4/11/24 #	645,000	663,862	DR Horton 4.00% 2/15/20	400,000	400,905
Time Warner Cable			El Puerto de Liverpool 144A
7.30% 7/1/38	2,120,000	2,763,675	3.95% 10/2/24 #	495,000	510,679
Time Warner Entertainment			Ford Motor Credit
8.375% 3/15/23	1,415,000	1,670,303	2.865% (LIBOR03M +
T-Mobile USA			0.93%) 9/24/20 •	1,900,000	1,902,917
6.50% 1/15/26	540,000	579,992	3.20% 1/15/21	4,200,000	4,223,739
T-Mobile USA Escrow=†	810,000	0	3.231% (LIBOR03M +
Turk Telekomunikasyon 144A			1.27%) 3/28/22 •	400,000	397,195
6.875% 2/28/25 #	700,000	750,138

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Consumer Cyclical (continued)				Consumer Cyclical (continued)
Ford Motor Credit				Volkswagen Group of America
3.55% 10/7/22		1,500,000	$1,522,325	Finance
4.424% (LIBOR03M +				144A 3.875% 11/13/20 #	800,000	$813,130
2.55%) 1/7/21 •		1,900,000	1,927,555	144A 4.00% 11/12/21 #	500,000	517,153
5.75% 2/1/21		700,000	722,637	Wolverine World Wide 144A
General Motors Financial				5.00% 9/1/26 #	400,000	407,000
2.862% (LIBOR03M +				Wynn Macau 144A
0.85%) 4/9/21 •		500,000	501,104	5.50% 10/1/27 #	530,000	552,431
5.25% 3/1/26		3,000,000	3,331,685	ZF North America Capital
Harley-Davidson Financial				144A 4.00% 4/29/20 #	250,000	251,202
Services 144A						52,160,775
2.85% 1/15/21 #		1,300,000	1,305,881	Consumer Non-Cyclical - 3.67%
Hilton Domestic Operating				Abbott Laboratories
5.125% 5/1/26		1,000,000	1,055,348	3.75% 11/30/26	2,400,000	2,622,664
Kia Motors 144A				AbbVie
3.00% 4/25/23 #		235,000	237,627
Live Nation Entertainment				2.85% 5/14/23	900,000	917,965
144A 5.625% 3/15/26 #		465,000	496,549	144A 2.95% 11/21/26 #	2,330,000	2,368,432
Lowe’s				3.20% 5/14/26	500,000	517,595
4.05% 5/3/47		470,000	507,012	3.75% 11/14/23	1,200,000	1,262,977
4.55% 4/5/49		5,855,000	6,901,913	144A 4.05% 11/21/39 #	1,550,000	1,643,613
McDonald’s 2.366%				Adani Ports & Special
(LIBOR03M + 0.43%)				Economic Zone 144A
10/28/21•		2,600,000	2,608,988	4.375% 7/3/29 #	475,000	492,678
MGM Resorts International				Alcon Finance
5.75% 6/15/25		620,000	695,944	144A 2.75% 9/23/26 #	340,000	346,433
Murphy Oil USA				144A 3.00% 9/23/29 #	4,240,000	4,316,345
5.625% 5/1/27		190,000	204,316	Allergan Finance
Nissan Motor Acceptance				3.25% 10/1/22	300,000	306,573
144A 2.15% 9/28/20 #		500,000	499,057	Allergan Funding
144A 2.80% 1/13/22 #		200,000	201,300	3.00% 3/12/20	1,400,000	1,401,073
144A 3.65% 9/21/21 #		300,000	306,249	3.45% 3/15/22	1,000,000	1,022,861
144A 3.875% 9/21/23 #		3,000,000	3,123,100	Anheuser-Busch InBev
Penn National Gaming 144A				Worldwide
5.625% 1/15/27 #		505,000	535,125	3.65% 2/1/26	2,675,000	2,851,698
Resorts World Las Vegas				4.15% 1/23/25	2,940,000	3,200,494
144A 4.625% 4/16/29 #		400,000	422,045	Bacardi 144A
Royal Caribbean Cruises				4.45% 5/15/25 #	500,000	539,113
3.70% 3/15/28		1,440,000	1,481,301	Bausch Health 144A
Sands China 5.40% 8/8/28		1,800,000	2,034,050	5.50% 11/1/25 #	395,000	413,599
Schaeffler Finance				Boston Scientific
3.25% 5/15/25	EUR	2,600,000	2,997,453	3.375% 5/15/22	800,000	826,026
Scientific Games International				4.00% 3/1/29	3,300,000	3,650,203
144A 8.25% 3/15/26 #		430,000	474,881	BRF 144A 4.875% 1/24/30 #	772,000	797,291
Toyota Industries 144A				Bristol-Myers Squibb 144A
3.11% 3/12/22 #		1,600,000	1,629,196	2.90% 7/26/24 #	4,010,000	4,139,823
Volkswagen Group of America				Charles River Laboratories
Finance				International 144A
144A 2.795% (LIBOR03M				5.50% 4/1/26 #	360,000	387,836
+ 0.86%) 9/24/21 #•		1,500,000	1,510,874

12 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Consumer Non-Cyclical (continued)
Cigna			Kernel Holding
2.891% (LIBOR03M +			144A 8.75% 1/31/22 #		350,000	$378,509
0.89%) 7/15/23 •	830,000	$834,981	Kraft Heinz Foods 2.721%
4.125% 11/15/25	3,325,000	3,609,210	(LIBOR03M + 0.82%)
Constellation Brands			8/10/22 •		300,000	301,044
3.15% 8/1/29	4,355,000	4,407,523	Mars
Cott Holdings 144A			144A 3.20% 4/1/30 #		420,000	444,577
5.50% 4/1/25 #	260,000	272,242	144A 3.95% 4/1/49 #		2,790,000	3,152,465
CVS Health			MHP 144A 7.75% 5/10/24 #		520,000	563,173
2.515% (LIBOR03M +			New York and Presbyterian
0.63%) 3/9/20 •	230,000	230,195	Hospital 4.063% 8/1/56		690,000	759,941
3.35% 3/9/21	266,000	270,424	Pernod Ricard
4.10% 3/25/25	505,000	542,019	144A 4.25% 7/15/22 #		150,000	157,820
4.30% 3/25/28	8,885,000	9,703,530	144A 4.45% 1/15/22 #		1,800,000	1,882,936
5.05% 3/25/48	5,000	5,917	144A 5.75% 4/7/21 #		2,000,000	2,093,601
CVS Pass Through Trust 144A			Post Holdings 144A
5.773% 1/10/33 # ◆	73,568	82,932	5.75% 3/1/27 #		325,000	349,317
Danone 144A			Prime Security Services
2.589% 11/2/23 #	1,500,000	1,523,610	Borrower
DH Europe Finance II			144A 5.75% 4/15/26 #		90,000	97,988
2.60% 11/15/29	2,010,000	2,003,954	144A 9.25% 5/15/23 #		157,000	164,948
3.25% 11/15/39	1,715,000	1,730,140	Rede D’or Finance 144A
DP World Crescent 144A			4.95% 1/17/28 #		745,000	772,461
3.908% 5/31/23 #	200,000	207,288	Reynolds American
Encompass Health			4.00% 6/12/22		900,000	936,692
5.75% 11/1/24	299,000	302,987	Shire Acquisitions Investments
5.75% 9/15/25	370,000	388,654	Ireland 2.875% 9/23/23		300,000	305,676
Equifax 2.78% (LIBOR03M +			Takeda Pharmaceutical
0.87%) 8/15/21 •	700,000	702,727	4.40% 11/26/23		300,000	322,128
Gilead Sciences			Tenet Healthcare
4.15% 3/1/47	4,195,000	4,666,218	5.125% 5/1/25		705,000	727,913
Global Payments			Teva Pharmaceutical Finance
2.65% 2/15/25	2,525,000	2,536,993	Netherlands II
3.20% 8/15/29	1,875,000	1,916,152	1.125% 10/15/24	EUR	300,000	294,715
HCA			Teva Pharmaceutical Finance
5.875% 2/15/26	595,000	677,693	Netherlands III
7.58% 9/15/25	30,000	36,150	6.00% 4/15/24		1,600,000	1,622,536
IHS Markit 3.625% 5/1/24	600,000	624,180	6.75% 3/1/28		720,000	732,283
Imperial Brands Finance			Universal Health Services
144A 2.95% 7/21/20 #	700,000	702,039	144A 5.00% 6/1/26 #		210,000	220,835
144A 3.75% 7/21/22 #	470,000	483,853	WellCare Health Plans 144A
			5.375% 8/15/26 #		745,000	794,803
JBS Investments II			Zimmer Biomet Holdings
144A 5.75% 1/15/28 #	385,000	406,695	3.15% 4/1/22		300,000	306,269
144A 7.00% 1/15/26 #	370,000	403,171
JBS USA						91,553,641
144A 5.75% 6/15/25 #	150,000	155,687	Energy - 3.85%
144A 5.875% 7/15/24 #	320,000	329,680	Abu Dhabi Crude Oil Pipeline
Kernel Holding			144A 4.60% 11/2/47 #		330,000	382,181
144A 6.50% 10/17/24 #	375,000	388,875

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Energy (continued)
Azure Power Energy 144A			NuStar Logistics
5.50% 11/3/22 #	365,000	$373,039	5.625% 4/28/27	205,000	$211,017
Crestwood Midstream			Oasis Petroleum 144A
Partners 6.25% 4/1/23	410,000	419,055	6.25% 5/1/26 #	515,000	428,750
Enable Midstream Partners			Occidental Petroleum
4.95% 5/15/28	700,000	708,812	2.90% 8/15/24	1,305,000	1,326,559
Enbridge			3.50% 8/15/29	1,515,000	1,545,658
2.41% (LIBOR03M +			Oil and Gas Holding 144A
0.40%) 1/10/20 •	4,600,000	4,600,521	7.625% 11/7/24 #	200,000	232,656
2.594% (LIBOR03M +			ONEOK
0.70%) 6/15/20 •	2,050,000	2,053,568	4.35% 3/15/29	1,500,000	1,623,955
Energy Transfer Operating			7.50% 9/1/23	2,840,000	3,314,833
5.25% 4/15/29	2,105,000	2,364,234	Pertamina Persero 144A
5.50% 6/1/27	3,200,000	3,599,163	3.65% 7/30/29 #	197,000	206,778
6.25% 4/15/49	1,045,000	1,259,403	Petrobras Global Finance
6.625%µy	1,235,000	1,168,952	144A 5.093% 1/15/30 #	2,048,000	2,197,012
Energy Transfer Partners			5.999% 1/27/28	5,191,000	5,928,641
5.00% 10/1/22	3,185,000	3,377,856	6.125% 1/17/22	170,000	181,900
5.75% 9/1/20	400,000	405,667	6.85% 6/5/15	1,700,000	1,948,532
Eni 144A 4.25% 5/9/29 #	2,865,000	3,144,662	6.90% 3/19/49	89,000	104,555
Gazprom PJSC Via Gaz			7.25% 3/17/44	900,000	1,094,792
Capital 144A			Petroleos Mexicanos
4.95% 3/23/27 #	465,000	519,175	144A 6.49% 1/23/27 #	1,213,000	1,291,372
Genesis Energy			6.50% 3/13/27	390,000	415,181
6.75% 8/1/22	285,000	288,357	6.75% 9/21/47	125,000	125,664
Geopark 144A			144A 6.84% 1/23/30 #	934,000	997,596
6.50% 9/21/24 #	455,000	475,668	144A 7.69% 1/23/50 #	445,000	487,175
Gran Tierra Energy 144A
7.75% 5/23/27 #	580,000	543,957	Precision Drilling 144A
			7.125% 1/15/26 #	165,000	157,220
Greenko Solar Mauritius
144A 5.95% 7/29/26 #	1,155,000	1,167,505	Rio Oil Finance Trust
			Series 2014-1
KazMunayGas National 144A			9.25% 7/6/24	144,199	161,924
6.375% 10/24/48 #	321,000	414,167	Sabine Pass Liquefaction
Kinder Morgan Energy
Partners			5.625% 3/1/25	1,455,000	1,638,226
5.00% 10/1/21	620,000	646,274	5.75% 5/15/24	8,496,000	9,476,941
6.85% 2/15/20	2,000,000	2,010,151	6.25% 3/15/22	400,000	429,728
Marathon Oil 4.40% 7/15/27	2,965,000	3,223,685	Saudi Arabian Oil
MPLX			144A 2.875% 4/16/24 #	395,000	400,887
4.00% 3/15/28	320,000	331,311	144A 4.25% 4/16/39 #	530,000	567,434
4.125% 3/1/27	2,000,000	2,100,332	Schlumberger Holdings 144A
			4.30% 5/1/29 #	2,300,000	2,524,170
5.50% 2/15/49	3,200,000	3,630,323	Sinopec Group Overseas
Murphy Oil 5.875% 12/1/27	245,000	257,556	Development 2015
Noble Energy			2.50% 4/28/20	1,200,000	1,200,965
3.25% 10/15/29	1,930,000	1,947,707	Sinopec Group Overseas
3.90% 11/15/24	565,000	597,126	Development 2018 144A
4.20% 10/15/49	685,000	689,301	2.50% 8/8/24 #	850,000	853,818
4.95% 8/15/47	1,405,000	1,555,407	Southwestern Energy
5.05% 11/15/44	2,085,000	2,324,894	7.75% 10/1/27	1,405,000	1,304,859

14 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Finance Companies (continued)
Spectra Energy Partners			Avolon Holdings Funding
2.592% (LIBOR03M +			144A 4.375% 5/1/26 #	2,275,000	$2,405,926
0.70%) 6/5/20 •	500,000	$500,919	BOC Aviation
Summit Midstream Holdings			2.375% 9/15/21	600,000	598,470
5.75% 4/15/25	210,000	161,000	144A 2.375% 9/15/21 #	415,000	413,942
Targa Resources Partners			3.00% 5/23/22	300,000	302,589
5.375% 2/1/27	340,000	353,379	DAE Funding
Tecpetrol 144A			144A 5.25% 11/15/21 #	875,000	909,781
4.875% 12/12/22 #	685,000	697,515	144A 5.75% 11/15/23 #	275,000	289,208
Transcanada Trust
5.50% 9/15/79 µ	2,465,000	2,593,180	GATX 0.72%) 2.611% 11/5/21 (LIBOR03M • +	2,100,000	2,109,556
Transocean 144A			GE Capital International
9.00% 7/15/23 #	70,000	74,083	Funding Unlimited
Transocean Proteus 144A			2.342% 11/15/20	251,000	251,242
6.25% 12/1/24 #	227,500	234,988	Goodman HK Finance
Transportadora de Gas del Sur			4.375% 6/19/24	550,000	578,089
144A 6.75% 5/2/25 #	520,000	460,590	International Lease Finance
Tullow Oil 144A			8.625% 1/15/22	1,455,000	1,637,043
7.00% 3/1/25 #	365,000	308,173	Kaisa Group Holdings 144A
Woodside Finance			11.95% 10/22/22 #	455,000	475,193
144A 3.70% 9/15/26 #	400,000	416,513	Nationstar Mortgage Holdings
144A 4.60% 5/10/21 #	600,000	614,245	144A 8.125% 7/15/23 #	2,000,000	2,121,210
YPF			Navient 8.00% 3/25/20	68,000	68,818
144A 8.50% 6/27/29 #	560,000	511,195	NTT Finance 1.90% 7/21/21	200,000	199,505
144A 42.875%			ORIX 3.20% 1/19/22	500,000	509,372
(BADLARPP + 4.00%)			Park Aerospace Holdings Ltd
7/7/20 #•	675,000	170,604	144A 3.625% 3/15/21 #	400,000	405,924
		96,055,191	144A 5.25% 8/15/22 #	2,000,000	2,136,424
Finance Companies - 1.61%			Shimao Property Holdings
AerCap Ireland Capital			5.60% 7/15/26	390,000	408,662
3.50% 1/15/25	300,000	309,222	SMBC Aviation Capital
3.65% 7/21/27	4,390,000	4,522,424	Finance 144A
4.45% 10/1/25	1,200,000	1,290,048	3.00% 7/15/22 #	400,000	407,076
4.45% 4/3/26	150,000	160,992	Springleaf Finance
4.625% 10/30/20	1,000,000	1,020,087	6.125% 3/15/24	1,500,000	1,646,235
4.625% 7/1/22	1,100,000	1,162,208	8.25% 12/15/20	2,600,000	2,733,900
Air Lease 4.25% 2/1/24	900,000	965,418	Waha Aerospace
Arabian Centres Sukuk 144A			3.925% 7/28/20	210,000	211,426
5.375% 11/26/24 #	360,000	371,027			40,183,076
ASG Finance Designated			Insurance - 0.32%
Activity 144A			AIA Group
7.875% 12/3/24 #	545,000	530,705	3.125% 3/13/23	420,000	428,358
Aviation Capital Group			144A 3.90% 4/6/28 #	1,000,000	1,071,183
144A 3.875% 5/1/23 #	1,000,000	1,033,264	Ambac Assurance 144A
144A 4.375% 1/30/24 #	1,730,000	1,822,856	5.10% 6/7/20 #	29,743	44,105
144A 4.875% 10/1/25 #	1,655,000	1,782,692	Ambac LSNI 144A 6.945%
144A 6.75% 4/6/21 #	500,000	526,930	(LIBOR03M + 5.00%)
Avolon Holdings Funding			2/12/23 #•	126,873	128,776
144A 3.95% 7/1/24 #	3,705,000	3,865,612

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Insurance (continued)			Technology - 1.88%
AssuredPartners 144A			Broadcom
7.00% 8/15/25 #	298,000	$303,868	2.20% 1/15/21	1,300,000	$1,301,080
Athene Global Funding 144A			2.65% 1/15/23	1,300,000	1,307,501
3.138% (LIBOR03M +			3.00% 1/15/22	2,200,000	2,232,371
1.23%) 7/1/22 #•	700,000	709,654	144A 3.125% 4/15/21 #	4,130,000	4,180,308
HUB International 144A			144A 3.125% 10/15/22 #	1,000,000	1,018,589
7.00% 5/1/26 #	55,000	58,301	3.625% 1/15/24	1,000,000	1,036,283
MetLife 144A			CDK Global
9.25% 4/8/38 #	1,100,000	1,621,505	5.00% 10/15/24	840,000	911,392
Prudential Financial			5.875% 6/15/26	364,000	389,527
3.70% 3/13/51	1,660,000	1,746,266	CommScope Technologies
5.375% 5/15/45 µ	1,405,000	1,521,039	144A 5.00% 3/15/27 #	183,000	172,482
USI 144A 6.875% 5/1/25 #	328,000	336,098	Dell International
		7,969,153	4.42% 6/15/21	1,600,000	1,646,961
Natural Gas - 0.24%			144A 4.42% 6/15/21 #	300,000	308,738
AmeriGas Partners			144A 5.45% 6/15/23 #	600,000	650,799
5.875% 8/20/26	465,000	513,523	EMC 2.65% 6/1/20	1,900,000	1,902,717
Brooklyn Union Gas 144A			Fiserv 3.50% 7/1/29	3,500,000	3,680,861
3.865% 3/4/29 #	3,230,000	3,505,820	Infor US 6.50% 5/15/22	70,000	71,175
KazTransGas JSC 144A			Intel
4.375% 9/26/27 #	1,020,000	1,071,998	2.45% 11/15/29	1,790,000	1,784,682
NiSource 5.65%µy	875,000	897,501	3.25% 11/15/49	1,505,000	1,516,126
		5,988,842	International Business
Real Estate Investment Trusts - 0.72%			Machines 3.00% 5/15/24	4,805,000	4,978,708
American Tower			NortonLifeLock
3.00% 6/15/23	600,000	614,477	4.20% 9/15/20	2,000,000	2,023,964
3.375% 5/15/24	500,000	519,190	NXP
American Tower Trust #1			144A 3.875% 6/18/26 #	3,250,000	3,448,637
144A 3.07% 3/15/23 #	1,285,000	1,302,152	144A 4.125% 6/1/21 #	5,365,000	5,501,324
Corporate Office Properties			144A 4.30% 6/18/29 #	635,000	687,056
3.60% 5/15/23	690,000	710,053	144A 4.625% 6/15/22 #	300,000	316,244
5.25% 2/15/24	670,000	721,018	144A 4.625% 6/1/23 #	1,000,000	1,069,224
Crown Castle International			144A 4.875% 3/1/24 #	3,280,000	3,577,962
3.80% 2/15/28	2,115,000	2,253,675	Oracle 2.50% 5/15/22	1,200,000	1,215,596
4.30% 2/15/29	2,745,000	3,040,836			46,930,307
5.25% 1/15/23	1,505,000	1,635,083	Transportation - 0.69%
CubeSmart 3.00% 2/15/30	1,735,000	1,715,210	American Airlines 2011-1
Equinix 5.375% 5/15/27	350,000	380,758	Class A Pass Through Trust
GLP Capital 4.00% 1/15/30	2,600,000	2,659,859	5.25% 1/31/21 ◆	216,128	222,264
Iron Mountain US Holdings			American Airlines 2015-1
144A 5.375% 6/1/26 #	380,000	398,182	Class A Pass Through Trust
MGM Growth Properties			3.375% 5/1/27 ◆	933,014	969,634
Operating Partnership			American Airlines 2016-3
144A 5.75% 2/1/27 #	145,000	162,219	Class AA Pass Through
WEA Finance 144A			Trust 3.00% 10/15/28 ◆	1,133,419	1,158,163
3.25% 10/5/20 #	1,800,000	1,814,626	Ashtead Capital 144A
		17,927,338	5.25% 8/1/26 #	400,000	429,139
			Delta Air Lines
			3.625% 3/15/22	500,000	512,116

16 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Transportation (continued)			Utilities (continued)
Delta Air Lines 2007-1 Class			CLP Power Hong Kong
A Pass Through Trust			Financing
6.821% 8/10/22 ◆	206,021	$223,715	2.875% 4/26/23	240,000	$242,807
Doric Nimrod Air Finance			ComEd Financing III
Alpha 2012-1 Class A Pass			6.35% 3/15/33	680,000	728,450
Through Trust 144A			Duke Energy
5.125% 11/30/22 # ◆	780,865	798,823	144A 2.409% (LIBOR03M
ERAC USA Finance			+ 0.50%) 5/14/21 #•	3,300,000	3,312,916
144A 2.70% 11/1/23 #	300,000	303,630	4.875%µy	1,865,000	1,958,576
144A 4.50% 8/16/21 #	200,000	207,699	Duke Energy Indiana
FedEx 4.05% 2/15/48	5,680,000	5,480,644	3.25% 10/1/49	1,265,000	1,264,221
Kansas City Southern			Emera 6.75% 6/15/76 µ	57,000	64,497
3.00% 5/15/23	500,000	511,514	Empresas Publicas de
Latam Airlines 2015-1 Pass			Medellin 144A
Through Trust Class A			4.25% 7/18/29 #	760,000	791,960
4.20% 11/15/27 ◆	390,342	403,069	Enel Finance International
Latam Finance 144A			144A 2.875% 5/25/22 #	1,100,000	1,114,051
7.00% 3/1/26 #	605,000	656,029	Engie Energia Chile 144A
Lima Metro Line 2 Finance			4.50% 1/29/25 #	200,000	212,454
144A 4.35% 4/5/36 #	495,000	525,782	Entergy 4.00% 7/15/22	300,000	313,124
Penske Truck Leasing			Entergy Arkansas
144A 3.95% 3/10/25 #	1,000,000	1,062,162	3.75% 2/15/21	200,000	203,106
144A 4.45% 1/29/26 #	2,100,000	2,263,678	4.20% 4/1/49	870,000	1,015,787
144A 4.875% 7/11/22 #	300,000	319,046	Entergy Louisiana
United Rentals North America			4.95% 1/15/45	235,000	251,982
5.50% 5/15/27	560,000	601,325	Entergy Mississippi
US Airways 2012-2 Class A			3.85% 6/1/49	1,805,000	1,970,087
Pass Through Trust 4.625%			Entergy Texas
6/3/25 ◆	413,069	446,273	3.55% 9/30/49	700,000	714,114
		17,094,705	Evergy 4.85% 6/1/21	225,000	232,094
Utilities - 3.02%			Evergy Metro 3.65% 8/15/25	1,350,000	1,439,755
Aegea Finance 144A			Exelon
5.75% 10/10/24 #	390,000	411,616	2.45% 4/15/21	200,000	200,907
AEP Texas			3.497% 6/1/22	1,075,000	1,103,897
2.40% 10/1/22	200,000	201,827	3.95% 6/15/25	670,000	720,446
3.45% 1/15/50	350,000	350,742	FirstEnergy 2.85% 7/15/22	200,000	203,231
AES Andres 144A			FirstEnergy Transmission 144A
7.95% 5/11/26 #	840,000	893,850	4.55% 4/1/49 #	540,000	618,049
AES Gener 144A			Infraestructura Energetica
7.125% 3/26/79 #µ	605,000	636,031	Nova 144A
American Electric Power			4.875% 1/14/48 #	595,000	568,781
2.15% 11/13/20	300,000	300,612	Interstate Power & Light
American Transmission			4.10% 9/26/28	3,565,000	3,909,189
Systems 144A			Israel Electric 144A
5.25% 1/15/22 #	1,955,000	2,069,068	5.00% 11/12/24 #	632,000	696,284
CenterPoint Energy			Kallpa Generacion 144A
3.85% 2/1/24	960,000	1,012,591	4.125% 8/16/27 #	670,000	684,477
4.25% 11/1/28	2,618,000	2,841,583	Listrindo Capital 144A
			4.95% 9/14/26 #	540,000	549,053

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Utilities (continued)			Utilities (continued)
Louisville Gas & Electric			Trans-Allegheny Interstate
4.25% 4/1/49	2,685,000	$3,093,147	Line 144A 3.85% 6/1/25 #	825,000	$875,301
MidAmerican Energy			Vistra Operations 144A
3.15% 4/15/50	900,000	888,377	5.50% 9/1/26 #	715,000	759,561
Mong Duong Finance			Xcel Energy
Holdings 144A			2.60% 12/1/29	430,000	425,904
5.125% 5/7/29 #	995,000	1,020,225	3.50% 12/1/49	2,870,000	2,921,265
National Rural Utilities					75,463,366
Cooperative Finance
4.75% 4/30/43 µ	315,000	328,868	Total Corporate Bonds
5.25% 4/20/46 µ	314,000	340,392	(cost $872,244,561)		905,239,783
Nevada Power
2.75% 4/15/20	970,000	972,214	Municipal Bonds - 0.65%
NextEra Energy Capital			American Municipal Power,
Holdings			Ohio (Combined
2.403% 9/1/21	1,700,000	1,712,504	Hydroelectric Projects -
2.90% 4/1/22	2,315,000	2,362,431	Build America Bonds)
3.15% 4/1/24	1,115,000	1,156,130	Series B
3.20% 2/25/22	400,000	410,233	8.084% 2/15/50	1,500,000	2,571,825
NV Energy 6.25% 11/15/20	825,000	854,126	California State Various
PacifiCorp 3.50% 6/15/29	1,615,000	1,742,393	Purposes
Pedernales Electric			(Build America Bonds)
Cooperative 144A			7.55% 4/1/39	395,000	634,354
6.202% 11/15/32 #	620,000	745,714	(High-Speed Passenger
			Train Bonds) Series C
Pennsylvania Electric			2.543% 4/1/47 •	1,250,000	1,254,900
5.20% 4/1/20	280,000	282,019
Perusahaan Listrik Negara			Chicago, Illinois Transit
144A 4.125% 5/15/27 #	300,000	316,979	Authority
			(Pension Funding) Series A
144A 5.25% 5/15/47 #	185,000	207,743	6.899% 12/1/40	1,800,000	2,434,014
Puget Energy			(Retiree Health Care
6.50% 12/15/20	3,800,000	3,952,965	Funding) Series B 6.899%
Saudi Electricity Global Sukuk			12/1/40	1,800,000	2,434,014
Co. 4 4.222% 1/27/24	515,000	547,900	Municipal Electric Authority of
Sempra Energy			Georgia (Build America
2.344% (LIBOR03M +			Bonds Plant Vogtle Units 3
0.45%) 3/15/21 •	2,050,000	2,051,131	& 4 Project)
2.501% (LIBOR03M +			6.655% 4/1/57	1,785,000	2,462,068
0.50%) 1/15/21 •	451,000	451,083	New Jersey Transportation
Southern California Edison			Trust Fund Authority
4.00% 4/1/47	880,000	925,153	(Build America Bonds)
4.20% 3/1/29	2,280,000	2,524,513	Series C 5.754%
4.875% 3/1/49	2,330,000	2,759,767	12/15/28	1,590,000	1,828,945
Southern Power 144A			New York City, New York
2.458% (LIBOR03M +			Transitional Finance
0.55%) 12/20/20 #•	1,700,000	1,700,444	Authority Future Tax
Southwestern Electric Power			Secured Revenue
4.10% 9/15/28	4,590,000	5,020,680	(Build America Bonds)
State Grid Overseas			Subordinate Series A-1
Investment 2016 144A			5.508% 8/1/37	700,000	888,986
2.25% 5/4/20 #	312,000	311,989

18 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Municipal Bonds (continued)			Non-Agency Asset-Backed Securities (continued)
New York State Urban			Bear Stearns Asset-Backed
Development (Build			Securities I Trust
America Bonds)			Series 2007-HE2 1A2
Series E 5.77% 3/15/39	800,000	$970,904	1.962% (LIBOR01M +
Oregon State Taxable Pension			0.17%, Floor 0.17%)
5.892% 6/1/27	30,000	35,574	3/25/37 •	150,576	$246,237
Pennsylvania Higher			Bear Stearns Asset-Backed
Education Assistance			Securities Trust
Agency Revenue			Series 2007-SD1 22A1
(Student Loans) Series			3.338% 10/25/36 •	141,026	95,339
2006-2 A-3 2.07%			Bear Stearns Second Lien
10/25/36 •	471,180	465,719	Trust
South Carolina Public Service			Series 2007-SV1A M2
Authority			144A 3.142% (LIBOR01M
(Santee Cooper) Series D			+ 1.35%, Cap 11.00%,
4.77% 12/1/45	145,000	171,624	Floor 0.90%) 1/25/36 #•	615,742	616,116
			Business Jet Securities
Total Municipal Bonds			Series 2018-2 A 144A
(cost $14,890,112)		16,152,927	4.447% 6/15/33 #	737,621	748,361
			Centex Home Equity Loan
Non-Agency Asset-Backed Securities - 2.94%			Trust
ABFC Trust			Series 2002-A AF6
Series 2006-HE1 A2D			5.54% 1/25/32	622	630
2.012% (LIBOR01M +			Chase Issuance Trust
0.22%, Floor 0.22%)			Series 2017-A1 A 2.04%
1/25/37 •	344,040	233,204	(LIBOR01M + 0.30%)
American Express Credit			1/15/22 •	920,000	920,120
Account Master Trust			CIT Mortgage Loan Trust
Series 2018-5 A 2.08%			Series 2007-1 1M1 144A
(LIBOR01M + 0.34%)			3.292% (LIBOR01M +
12/15/25 •	530,000	529,842	1.50%, Floor 1.50%)
Series 2019-2 A			10/25/37 #•	3,600,000	3,645,889
2.67% 11/15/24	1,000,000	1,017,249	Citicorp Residential Mortgage
Argent Securities Trust			Trust
Series 2006-M1 A2C			Series 2006-3 A5
1.942% (LIBOR01M +			5.21% 11/25/36 •	856,494	869,707
0.15%, Floor 0.15%)			CNH Equipment Trust
7/25/36 •	1,240,592	530,914	Series 2019-A A2
Series 2006-W4 A2C			2.96% 5/16/22	1,164,832	1,169,565
1.952% (LIBOR01M +			Series 2019-B A2
0.16%, Floor 0.16%)			2.55% 9/15/22	2,675,000	2,684,437
5/25/36 •	651,536	237,775	Countrywide Asset-Backed
Barclays Dryrock Issuance			Certificates
Trust			Series 2004-3 2A 2.192%
Series 2017-1 A 2.07%			(LIBOR01M + 0.40%, Floor
(LIBOR01M + 0.33%, Floor			0.20%) 8/25/34 •	54,618	53,692
0.33%) 3/15/23 •	220,000	220,145	Series 2006-1 AF6
Bear Stearns Asset-Backed			4.706% 7/25/36 •	178,178	178,625
Securities I Trust			Series 2006-26 2A4
Series 2005-FR1 M2			2.012% (LIBOR01M +
2.797% (LIBOR01M +			0.22%, Floor 0.22%)
1.005%, Floor 0.67%)			6/25/37 •	2,000,000	1,946,754
6/25/35 •	1,800,267	1,787,687

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed			GSAMP Trust
Certificates			Series 2006-FM3 A2D
Series 2007-6 2A4			2.022% (LIBOR01M +
2.102% (LIBOR01M +			0.23%, Floor 0.23%)
0.31%, Floor 0.31%)			11/25/36 •	988,311	$609,404
9/25/37 •	931,262	$728,878	Series 2007-SEA1 A 144A
CWABS Asset-Backed			2.092% (LIBOR01M +
Certificates Trust			0.30%, Floor 0.30%)
Series 2005-3 MV7			12/25/36 #•	812,676	785,276
3.742% (LIBOR01M +			Hardee’s Funding
1.95%, Floor 1.30%)			Series 2018-1A A2I 144A
8/25/35 •	4,200,000	4,244,988	4.25% 6/20/48 #	641,875	645,598
Series 2006-11 1AF6			Series 2018-1A A2II 144A
6.15% 9/25/46 •	134,271	135,897	4.959% 6/20/48 #	493,750	505,412
Series 2006-17 2A2			HOA Funding
1.942% (LIBOR01M +			Series 2014-1A A2 144A
0.15%, Floor 0.15%)			4.846% 8/20/44 #	1,257,475	1,257,689
3/25/47 •	1,456,732	1,430,805	Home Equity Mortgage Loan
Discover Card Execution Note			Asset-Backed Trust
Trust			Series 2007-A 2A3
Series 2017-A7 A7 2.10%			2.032% (LIBOR01M +
(LIBOR01M + 0.36%)			0.24%, Floor 0.24%)
4/15/25 •	625,000	625,030	4/25/37 •	1,404,374	1,028,703
Series 2018-A3 A3 1.97%			HSI Asset Securitization Trust
(LIBOR01M + 0.23%, Floor			Series 2006-HE1 2A1
0.23%) 12/15/23 •	560,000	560,497	1.842% (LIBOR01M +
Series 2019-A1 A1			0.05%, Floor 0.05%)
3.04% 7/15/24	400,000	409,422	10/25/36 •	27,334	14,173
EquiFirst Mortgage Loan Trust			JPMorgan Mortgage
Series 2004-2 M7 4.792%			Acquisition Trust
(LIBOR01M + 3.00%, Floor			Series 2006-CW2 AV5
2.00%) 10/25/34 •	662,361	671,015	2.032% (LIBOR01M +
First Franklin Mortgage Loan			0.24%, Floor 0.24%)
Trust			8/25/36 •	500,000	493,530
Series 2006-FF5 2A3			Long Beach Mortgage Loan
1.952% (LIBOR01M +			Trust
0.16%, Floor 0.16%)			Series 2006-1 2A4
4/25/36 •	910,551	882,994	2.092% (LIBOR01M +
Ford Credit Auto Owner Trust			0.30%, Floor 0.30%)
Series 2018-1 A 144A			2/25/36 •	3,110,744	2,814,566
3.19% 7/15/31 #	840,000	872,618	Series 2006-7 1A 1.947%
Fremont Home Loan Trust			(LIBOR01M + 0.155%,
Series 2004-B M1 2.662%			Floor 0.155%) 8/25/36 •	2,946,579	1,878,002
(LIBOR01M + 0.87%, Floor			Mercedes-Benz Auto Lease
0.58%) 5/25/34 •	2,548,822	2,515,309	Trust
GE-WMC Mortgage Securities			Series 2019-B A2
Trust			2.01% 12/15/21	350,000	350,214
Series 2006-1 A2B 1.942%			Mercedes-Benz Master Owner
(LIBOR01M + 0.15%, Floor			Trust
0.15%) 8/25/36 •	2,107,362	1,229,644	Series 2018-BA A 144A
			2.08% (LIBOR01M +
			0.34%) 5/15/23 #•	500,000	500,619

20 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner			RAMP Trust
Trust			Series 2007-RZ1 A2
Series 2019-AA A 144A			1.952% (LIBOR01M +
2.09% (LIBOR01M +			0.16%, Cap 14.00%, Floor
0.35%) 5/15/23 #•	2,825,000	$2,826,638	0.16%) 2/25/37 •		152,159	$151,697
Morgan Stanley ABS Capital I			Sofi Consumer Loan Program
Trust			Series 2017-3 A 144A
Series 2007-HE1 A2C			2.77% 5/25/26 #		508,294	510,048
1.942% (LIBOR01M +			Sofi Professional Loan
0.15%, Floor 0.15%)			Program
11/25/36 •	4,872,889	3,338,650	Series 2016-F A2 144A
Series 2007-HE5 A2D			3.02% 2/25/40 #		299,572	303,021
2.132% (LIBOR01M +			Soundview Home Loan Trust
0.34%, Floor 0.34%)			Series 2006-OPT1 2A4
3/25/37 •	3,366,465	1,884,901	2.062% (LIBOR01M +
Navistar Financial Dealer Note			0.27%, Floor 0.27%)
Master Owner Trust II			3/25/36	•	300,000	295,292
Series 2018-1 A 144A			Structured Asset Investment
2.422% (LIBOR01M +			Loan Trust
0.63%, Floor 0.63%)			Series 2003-BC2 M1
9/25/23 #•	450,000	450,743	3.172% (LIBOR01M +
New Century Home Equity			1.38%, Floor 0.92%)
Loan Trust			4/25/33	•	15,778	15,862
Series 2005-1 M2 2.512%			Structured Asset Securities
(LIBOR01M + 0.72%, Cap			Mortgage Loan Trust
12.50%, Floor 0.48%)			Series 2006-BC1 A6
3/25/35 •	233,599	232,138	2.062% (LIBOR01M +
Nissan Auto Receivables			0.27%, Floor 0.27%)
Owner Trust			3/25/36	•	1,597,268	1,455,514
Series 2019-C A2A			Tesla Auto Lease Trust
1.97% 9/15/22	1,000,000	1,000,522	Series 2019-A A2 144A
Option One Mortgage Loan			2.13% 4/20/22 #		600,000	599,732
Trust			Towd Point Mortgage Trust
Series 2005-1 M1 2.572%			Series 2017-1 A1 144A
(LIBOR01M + 0.78%, Floor			2.75% 10/25/56 #•		976,821	983,238
0.52%) 2/25/35 •	2,009,051	1,984,717	Series 2017-2 A1 144A
Series 2007-4 2A4			2.75% 4/25/57 #•		117,534	118,287
2.102% (LIBOR01M +			Series 2017-4 M1 144A
0.31%, Floor 0.31%)			3.25% 6/25/57 #•		615,000	620,954
4/25/37 •	6,174,029	4,404,499	Series 2018-1 A1 144A
Penarth Master Issuer			3.00% 1/25/58 #•		217,473	219,696
Series 2018-2A A1 144A			Toyota Auto Receivables
2.195% (LIBOR01M +			Owner Trust
0.45%) 9/18/22 #•	1,625,000	1,625,579	Series 2019-B A2A
PFS Financing			2.59% 2/15/22		2,280,000	2,285,833
Series 2018-E A 144A			Verizon Owner Trust
2.19% (LIBOR01M +			Series 2019-B A1B
0.45%) 10/17/22 #•	2,315,000	2,315,333	2.215% (LIBOR01M +
RAAC Trust			0.45%) 12/20/23 •		1,000,000	1,002,683
Series 2005-SP2 2A
2.092% (LIBOR01M +
0.30%, Cap 14.00%, Floor
0.30%) 6/25/44 •	360,998	328,573

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Collateralized Mortgage Obligations
Volvo Financial Equipment			(continued)
Master Owner Trust			Connecticut Avenue Securities
Series 2017-A A 144A			Trust
2.24% (LIBOR01M +			Series 2018-R07 1M2
0.50%) 11/15/22 #•	1,075,000	$1,077,448	144A 4.192% (LIBOR01M
Wendys Funding			+ 2.40%) 4/25/31 #•	734,503	$742,996
Series 2018-1A A2I 144A			Series 2019-R01 2M2
3.573% 3/15/48 #	470,400	475,316	144A 4.242% (LIBOR01M
Total Non-Agency Asset-Backed			+ 2.45%) 7/25/31 #•	500,000	506,088
Securities			Series 2019-R02 1M2
(cost $70,985,978)		73,429,485	144A 4.092% (LIBOR01M
			+ 2.30%, Floor 2.30%)
Non-Agency Collateralized Mortgage Obligations - 2.48%			8/25/31 #•	1,500,000	1,513,851
Alternative Loan Trust			Series 2019-R07 1M2
Resecuritization			144A 3.892% (LIBOR01M
Series 2008-2R 3A1			+ 2.10%) 10/25/39 #•	3,250,000	3,280,535
6.00% 8/25/37 •	1,085,374	848,758	CSMC Mortgage-Backed Trust
ARM Mortgage Trust			Series 2005-1R 2A5 144A
Series 2004-5 3A1			5.75% 12/26/35 #	997,962	924,475
4.154% 4/25/35 •	140,463	141,780	Series 2007-1 5A14
Series 2005-10 3A31			6.00% 2/25/37	224,202	193,632
3.624% 1/25/36 •	138,755	133,401	Series 2007-3 4A6
Series 2006-2 1A4			2.042% (LIBOR01M +
4.595% 5/25/36 •	593,617	585,955	0.25%, Cap 7.00%, Floor
Banc of America Funding Trust			0.25%) 4/25/37 •	176,839	150,109
Series 2005-E 7A1 2.557%			Series 2007-3 4A12
(COF 11 + 1.43%, Floor			4.958% (6.75% minus
1.43%) 6/20/35 •	112,662	98,318	LIBOR01M, Cap 6.75%)
Series 2006-I 1A1			4/25/37 S•	176,839	24,461
4.254% 12/20/36 •	177,590	180,521	Series 2007-3 4A15
Banc of America Mortgage			5.50% 4/25/37	78,522	78,315
Trust			Flagstar Mortgage Trust
Series 2003-D 2A1			Series 2018-1 A5 144A
5.212% 5/25/33 •	127,069	130,242	3.50% 3/25/48 #•	399,690	403,339
Bear Stearns ARM Trust			Series 2018-5 A7 144A
Series 2003-5 2A1			4.00% 9/25/48 #•	243,501	244,625
4.387% 8/25/33 •	25,423	25,312	Galton Funding Mortgage
Chase Home Lending			Trust
Mortgage Trust			Series 2018-1 A43 144A
Series 2019-ATR1 A4 144A			3.50% 11/25/57 #•	248,609	249,483
4.00% 4/25/49 #•	272,373	274,008	GMACM Mortgage Loan Trust
Series 2019-ATR2 A3 144A			Series 2006-J1 A1
3.50% 7/25/49 #•	642,947	653,345	5.75% 4/25/36	34,966	35,057
Chase Mortgage Finance Trust			GSR Mortgage Loan Trust
Series 2005-A1 3A1			Series 2007-AR1 2A1
3.756% 12/25/35 •	79,599	77,472	3.86% 3/25/47 •	616,019	540,441
CHL Mortgage Pass Through			Holmes Master Issuer
Trust			Series 2018-2A A2 144A
Series 2007-4 1A1 6.00%			2.421% (LIBOR03M +
5/25/37 ◆	977,758	757,487	0.42%) 10/15/54 #•	1,607,725	1,607,252

22 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
JPMorgan Alternative Loan			Lanark Master Issuer
Trust			Series 2019-1A 1A1 144A
Series 2007-A2 11A1			2.669% (LIBOR03M +
1.972% (LIBOR01M +			0.77%) 12/22/69 #•		693,333	$695,214
0.18%, Cap 11.50%, Floor			Lehman Mortgage Trust
0.18%) 6/25/37 •	4,285,784	$3,000,206	Series 2007-10 2A2
JPMorgan Mortgage Trust			6.50% 1/25/38		1,487,142	939,260
Series 2006-A6 2A4L			Ludgate Funding
4.181% 10/25/36 •	357,814	330,025	Series 2006-1X A2A
Series 2006-A7 2A2			0.977% (BP0003M +
3.826% 1/25/37 •	73,296	71,204	0.19%) 12/1/60 •	GBP	1,414,676	1,782,851
Series 2007-A1 6A1			Series 2008-W1X A1
4.427% 7/25/35 •	103,215	104,846	1.392% (BP0003M +
Series 2014-2 B1 144A			0.60%) 1/1/61 •	GBP	608,199	783,019
3.405% 6/25/29 #•	54,411	54,999	Mansard Mortgages
Series 2014-2 B2 144A			Series 2007-1X A2 0.965%
3.405% 6/25/29 #•	54,411	54,790	(BP0003M + 0.18%)
Series 2015-4 B1 144A			4/15/47 •	GBP	670,365	846,010
3.62% 6/25/45 #•	763,127	781,151	MASTR Alternative Loan Trust
Series 2015-4 B2 144A			Series 2004-3 8A1
3.62% 6/25/45 #•	326,161	331,831	7.00% 4/25/34		1,571	1,626
Series 2015-5 B2 144A			Series 2004-5 6A1
3.172% 5/25/45 #•	607,421	601,929	7.00% 6/25/34		28,031	29,003
Series 2015-6 B1 144A			MASTR ARM Trust
3.597% 10/25/45 #•	326,309	332,651	Series 2004-4 4A1
Series 2015-6 B2 144A			3.911% 5/25/34 •		60,473	60,944
3.597% 10/25/45 #•	317,489	322,040	Merrill Lynch Mortgage
Series 2016-4 B1 144A			Investors Trust
3.896% 10/25/46 #•	229,377	238,254	Series 2004-A1 2A2
Series 2016-4 B2 144A			4.194% 2/25/34 •		3,777	3,826
3.896% 10/25/46 #•	389,941	402,565	New Residential Mortgage
Series 2017-1 B3 144A			Loan Trust
3.539% 1/25/47 #•	936,784	942,055	Series 2018-RPL1 A1 144A
Series 2017-2 A3 144A			3.50% 12/25/57 #•		336,677	345,350
3.50% 5/25/47 #•	266,529	271,325	Series 2019-RPL3 A1 144A
Series 2018-3 A5 144A			2.75% 7/25/59 #•		5,846,600	5,883,492
3.50% 9/25/48 #•	387,018	392,315	Opteum Mortgage
Series 2018-4 A15 144A			Acceptance Trust
3.50% 10/25/48 #•	502,950	506,485	Series 2006-1 2A1
Series 2018-6 1A4 144A			5.75% 4/25/36 •		60,602	60,550
3.50% 12/25/48 #•	217,563	218,700	RALI Series Trust
Series 2018-7FRB A2 144A			Series 2007-QA5 2A1
2.458% (LIBOR01M +			6.076% 9/25/37 •		3,229,217	2,709,077
0.75%) 4/25/46 #•	364,406	364,171	Series 2007-QH8 A
Series 2019-2 A4 144A			3.255% 10/25/37 •		1,967,766	1,842,393
4.00% 8/25/49 #•	769,681	773,861	Reperforming Loan REMIC
Series 2019-LTV3 A3 144A			Trust
3.50% 3/25/50 #•	962,104	973,454	Series 2006-R1 AF1 144A
			2.132% (LIBOR01M +
			0.34%, Cap 9.50%, Floor
			0.34%) 1/25/36 #•		971,162	948,503

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
Sequoia Mortgage Trust			Wells Fargo Mortgage-Backed
Series 2004-5 A3 2.465%			Securities Trust
(LIBOR06M + 0.56%, Cap			Series 2006-AR11 A6
11.50%, Floor 0.28%)			4.862% 8/25/36 •	251,550	$251,114
6/20/34 •	148,506	$144,947	Total Non-Agency
Series 2007-1 4A1			Collateralized Mortgage
1.068% 9/20/46 •	445,159	362,586	Obligations (cost $62,852,726)		61,913,849
Series 2015-1 B2 144A
3.877% 1/25/45 #•	346,926	354,570	Non-Agency Commercial Mortgage-Backed Securities -
Series 2017-4 A1 144A			4.56%
3.50% 7/25/47 #•	272,119	276,527	BANK
Series 2017-5 B2 144A			Series 2017-BNK5 A5
3.854% 8/25/47 #•	3,134,007	3,237,217	3.39% 6/15/60	1,430,000	1,511,131
Series 2018-5 A4 144A			Series 2017-BNK5 B
3.50% 5/25/48 #•	408,928	413,769	3.896% 6/15/60 •	605,000	631,905
Series 2018-8 A4 144A			Series 2017-BNK7 A5
4.00% 11/25/48 #•	566,199	570,689	3.435% 9/15/60	1,110,000	1,176,173
Series 2019-CH1 A1 144A			Series 2019-BN20 A3
4.50% 3/25/49 #•	606,414	616,798	3.011% 9/15/61	8,000,000	8,230,011
Structured ARM Loan Trust			Series 2019-BN21 A5
Series 2006-1 7A4
4.137% 2/25/36 •	311,762	298,705	2.851% 10/17/52	2,100,000	2,131,878
			BBCMS Trust
Structured Asset Mortgage			Series 2015-STP A 144A
Investments II Trust			3.323% 9/10/28 #	2,469,441	2,481,081
Series 2005-AR5 A2
2.014% (LIBOR01M +			BENCHMARK Mortgage Trust
0.25%, Cap 11.00%, Floor			Series 2018-B1 A5
0.25%) 7/19/35 •	278,558	274,601	3.666% 1/15/51 •	2,310,000	2,484,755
Towd Point Mortgage Trust			Series 2018-B3 A5
Series 2019-4 A1 144A			4.025% 4/10/51	550,000	606,009
2.90% 10/25/59 #•	11,705,336	11,765,581	Benchmark Mortgage Trust
WaMu Mortgage Pass			Series 2019-B9 A5
Through Certificates Trust			4.016% 3/15/52	7,865,000	8,703,768
Series 2005-AR16 1A3			Cantor Commercial Real
3.748% 12/25/35 ◆ •	328,787	328,283	Estate Lending
Series 2007-HY1 3A3			Series 2019-CF1 A5
4.00% 2/25/37 ◆ •	205,781	195,662	3.786% 5/15/52	3,340,000	3,632,054
Series 2007-HY7 4A1			Series 2019-CF2 A5
3.995% 7/25/37 ◆ •	423,830	398,559	2.874% 11/15/52	4,000,000	4,055,105
Washington Mutual Mortgage			Series 2019-CF3 A4
Pass Through Certificates			3.006% 1/15/53	800,000	819,837
Trust			CD Mortgage Trust
Series 2005-1 5A2 6.00%			Series 2017-CD6 B
3/25/35	3,745	372	3.911% 11/13/50 •	440,000	460,350
Wells Fargo Mortgage-Backed			Series 2019-CD8 A4
Securities Trust			2.912% 8/15/57	8,775,000	8,939,389
Series 2006-AR5 2A1			CFCRE Commercial Mortgage
5.188% 4/25/36 •	22,896	22,636	Trust
			Series 2016-C7 A3
			3.839% 12/10/54	3,100,000	3,335,133

24 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
Citigroup Commercial			GS Mortgage Securities Trust
Mortgage Trust			Series 2019-GC39 A4
Series 2014-GC25 A4			3.567% 5/10/52	1,250,000	$1,339,930
3.635% 10/10/47	785,000	$826,825	Series 2019-GC42 A4
Series 2015-GC27 A5			3.001% 9/1/52	5,000,000	5,132,895
3.137% 2/10/48	1,400,000	1,446,176	JPM-BB Commercial
Series 2016-P3 A4			Mortgage Securities Trust
3.329% 4/15/49	1,305,000	1,367,829	Series 2015-C31 A3
Series 2017-C4 A4			3.801% 8/15/48	8,967,272	9,590,635
3.471% 10/12/50	635,000	674,741	Series 2015-C33 A4
Series 2018-C5 A4			3.77% 12/15/48	570,000	609,934
4.228% 6/10/51 •	3,200,000	3,574,237	JPM-DB Commercial
Series 2019-C7 A4			Mortgage Securities Trust
3.102% 12/15/72	1,450,000	1,498,051	Series 2016-C2 A4
COMM Mortgage Trust			3.144% 6/15/49	1,640,000	1,698,776
Series 2013-WWP A2			Series 2016-C4 A3
144A 3.424% 3/10/31 #	1,100,000	1,143,046	3.141% 12/15/49	1,065,000	1,105,065
Series 2014-CR20 AM			Series 2017-C7 A5
3.938% 11/10/47	2,225,000	2,334,808	3.409% 10/15/50	2,395,000	2,526,599
Series 2015-3BP A 144A			JPMorgan Chase Commercial
3.178% 2/10/35 #	605,000	626,145	Mortgage Securities Trust
Series 2015-CR23 A4			Series 2013-LC11 B
3.497% 5/10/48	780,000	820,736	3.499% 4/15/46	355,000	361,078
Series 2016-CR28 A4			Series 2016-JP2 AS
3.762% 2/10/49	2,330,000	2,485,258	3.056% 8/15/49	1,250,000	1,262,031
DBJPM Mortgage Trust			Series 2016-WIKI A 144A
Series 2016-C1 A4			2.798% 10/5/31 #	705,000	709,457
3.276% 5/10/49	900,000	939,023	Series 2016-WIKI B 144A
Series 2016-C3 A5			3.201% 10/5/31 #	690,000	695,340
2.89% 8/10/49	945,000	966,055	LB-UBS Commercial
DBUBS Mortgage Trust			Mortgage Trust
Series 2011-LC1A C 144A			Series 2006-C6 AJ
5.702% 11/10/46 #•	600,000	614,200	5.452% 9/15/39 •	436,669	232,501
GS Mortgage Securities II			Morgan Stanley Bank of
Series 2018-GS10 C			America Merrill Lynch Trust
4.412% 7/10/51 •	465,000	497,246	Series 2015-C26 A5
GS Mortgage Securities Trust			3.531% 10/15/48	960,000	1,012,540
Series 2010-C1 C 144A			Series 2015-C27 ASB
5.635% 8/10/43 #•	375,000	378,365	3.557% 12/15/47	2,200,000	2,285,512
Series 2015-GC32 A4			Series 2016-C29 A4
3.764% 7/10/48	1,000,000	1,067,320	3.325% 5/15/49	1,445,000	1,509,456
Series 2016-RENT A 144A			Morgan Stanley Capital I Trust
3.203% 2/10/29 #	2,300,000	2,312,640	Series 2014-CPT AM 144A
Series 2017-GS5 A4			3.402% 7/13/29 #•	2,200,000	2,226,082
3.674% 3/10/50	1,280,000	1,369,280	UBS Commercial Mortgage
Series 2017-GS6 A3			Trust
3.433% 5/10/50	1,935,000	2,042,037	Series 2018-C9 A4
Series 2018-GS9 A4			4.117% 3/15/51 •	970,000	1,073,446
3.992% 3/10/51 •	570,000	624,431

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities				Loan Agreements (continued)
(continued)				AssuredPartners Tranche B 1st
UBS-Barclays Commercial				Lien 5.299% (LIBOR01M +
Mortgage Trust				3.50%) 10/22/24 •	957,438	$961,507
Series 2013-C5 B 144A				athenahealth Tranche B 1st
3.649% 3/10/46 #•		480,000	$489,006	Lien 6.401% (LIBOR03M +
Wells Fargo Commercial				4.50%) 2/11/26 •	401,963	404,639
Mortgage Trust				Avis Budget Car Rental
Series 2014-LC18 A5				Tranche B 1st Lien 3.80%
3.405% 12/15/47		275,000	287,679	(LIBOR01M + 2.00%)
Series 2015-NXS3 A4				2/7/25 •	311,823	314,015
3.617% 9/15/57		510,000	541,283	Ball Metalpack Finco Tranche
Series 2016-BNK1 A3				B 2nd Lien 10.659%
2.652% 8/15/49		1,220,000	1,228,620	(LIBOR03M + 8.75%)
Series 2017-C38 A5				7/24/26 •	79,000	63,842
3.453% 7/15/50		905,000	958,609	Bausch Health Americas
				Tranche B 1st Lien 4.74%
Total Non-Agency Commercial				(LIBOR01M + 3.00%)
Mortgage-Backed Securities				6/2/25 •	314,668	316,979
(cost $112,103,092)			113,683,502
				Berry Global Tranche U
				4.215% (LIBOR03M +
Regional Bonds - 0.14%Δ				2.50%) 7/1/26 •	698,490	701,643
Spain - 0.14%				Berry Global Tranche W
Autonomous Community of				3.715% (LIBOR01M +
Catalonia				2.00%) 10/1/22 •	1,075,000	1,080,663
4.90% 9/15/21	EUR	1,800,000	2,164,129	Blue Ribbon 1st Lien 5.891%
4.95% 2/11/20	EUR	1,100,000	1,240,047	(LIBOR03M + 4.00%)
Total Regional Bonds				11/15/21 •	245,723	212,581
(cost $3,546,137)			3,404,176	Boxer Parent Tranche B 1st
				Lien 6.049% (LIBOR01M +
Loan Agreements - 1.97%				4.25%) 10/2/25 •	385,678	381,882
				Buckeye Partners 1st Lien
Acrisure Tranche B 1st Lien				4.441% (LIBOR01M +
6.195% (LIBOR03M +				2.75%) 11/1/26 •	798,000	805,814
4.25%) 11/22/23 •		407,475	408,290	Builders FirstSource 1st Lien
ADT Tranche B 1st Lien				4.799% (LIBOR01M +
4.944% (LIBOR01M +				3.00%) 2/29/24 •	16,813	16,893
3.25%) 9/23/26 •		607,478	609,840	BWay Holding Tranche B 1st
Altice France Tranche B13 1st				Lien 5.234% (LIBOR03M +
Lien 5.74% (LIBOR01M +				3.25%) 4/3/24 •	156,794	156,524
4.00%) 8/14/26 •		133,650	134,402	Calpine Tranche B9 4.20%
AMC Entertainment Holdings				(LIBOR03M + 2.25%)
Tranche B1 1st Lien 4.80%				4/5/26 •	248,750	250,238
(LIBOR01M + 3.00%)
4/22/26 •		1,017,313	1,025,960	Change Healthcare Holdings
				Tranche B 1st Lien 4.299%
American Airlines Tranche B				(LIBOR01M + 2.50%)
1st Lien 3.74% (LIBOR01M				3/1/24 •	198,378	199,350
+ 2.00%) 12/14/23 •		1,470,155	1,476,861	Charter Communications
Applied Systems 2nd Lien				Operating Tranche B2
8.945% (LIBOR03M +				3.55% (LIBOR01M +
7.00%) 9/19/25 •		608,922	624,906	1.75%) 2/1/27 •	489,763	493,474
Aramark Services Tranche B3				Chemours Tranche B-2 3.55%
3.549% (LIBOR01M +				(LIBOR01M + 1.75%)
1.75%) 3/11/25 •		359,075	361,039	4/3/25 •	1,403,278	1,374,335

26 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Chuck E. Cheese Tranche B			Garda World Security Tranche
8.299% (LIBOR01M +			B 1st Lien 6.66%
6.50%) 8/17/26 •	122,693	$118,276	(LIBOR03M + 4.75%)
CityCenter Holdings Tranche B			10/23/26 •	401,000	$403,840
4.049% (LIBOR01M +			Gardner Denver Tranche B 1st
2.25%) 4/18/24 •	914,714	919,774	Lien 4.549% (LIBOR01M +
Coral US Tranche B4 1st Lien			2.75%) 7/30/24 •	354,317	356,937
5.049% (LIBOR01M +			Gates Global Tranche B2 1st
3.25%) 2/2/26 •	83,093	83,710	Lien 4.549% (LIBOR01M +
Core & Main Tranche B 1st			2.75%) 4/1/24 •	556,150	557,540
Lien 4.528% (LIBOR03M +			Granite Generation Tranche B
2.75%) 8/1/24 •	545,263	545,486	1st Lien 5.571%
CPI Holdco 1st Lien 6.195%			(LIBOR03M + 2.75%)
(LIBOR03M + 4.25%)			11/9/26 •	915,200	908,336
11/4/26 •	151,000	151,661	Gray Television Tranche B2 1st
CSC Holdings Tranche B 1st			Lien 3.947% (LIBOR01M +
Lien 3.99% (LIBOR01M +			2.25%) 2/7/24 •	1,018,322	1,022,220
2.25%) 7/17/25 •	316,875	317,667	GVC Holdings Tranche B2 1st
CSC Holdings Tranche B5			Lien 4.446% (LIBOR06M +
4.24% (LIBOR01M +			2.25%) 3/29/24 •	525,005	528,505
2.50%) 4/15/27 •	291,313	293,255	HCA Tranche B10 1st Lien
Datto 6.049% (LIBOR01M +			3.549% (LIBOR01M +
4.25%) 4/2/26 •	343,275	346,493	1.75%) 3/13/25 •	1,301,862	1,310,928
DaVita Tranche B 4.049%			Hilton Worldwide Finance
(LIBOR01M + 2.25%)			Tranche B2 3.542%
8/12/26 •	806,978	813,744	(LIBOR01M + 1.75%)
Delek US Holdings Tranche B			6/22/26 •	1,172,387	1,182,645
4.049% (LIBOR01M +			Howden Tranche B 7.211%
2.25%) 3/31/25 •	329,146	328,974	(LIBOR03M + 5.25%)
DTZ US Borrower Tranche B			9/30/26 •	168,578	169,420
5.049% (LIBOR01M +			HUB International Tranche B
3.25%) 8/21/25 •	296,250	297,777	1st Lien 4.69% (LIBOR03M
Edgewater Generation			+ 2.75%) 4/25/25 •	738,750	739,385
Tranche B 5.549%			INEOS US Finance Tranche B
(LIBOR01M + 3.75%)			1st Lien 3.799%
12/15/25 •	212,850	204,691	(LIBOR01M + 2.00%)
Ensemble RCM 5.659%			4/1/24 •	254,490	254,983
(LIBOR03M + 3.75%)			Inmarsat Tranche B
8/1/26 •	367,080	370,063	0.00% 12/12/26 X	265,406	267,837
ExamWorks Group Tranche B1			Invictus 1st Lien 4.927%
1st Lien 5.049%			(LIBOR03M + 3.00%)
(LIBOR01M + 3.25%)			3/28/25 •	220,081	213,753
7/27/23 •	727,528	734,349	IQVIA Tranche B3 3.695%
Extended Stay Tranche B			(LIBOR03M + 1.75%)
3.702% (LIBOR01M +			6/11/25 •	546,675	549,887
2.00%) 9/18/26 •	645,860	652,117	Iron Mountain Tranche B
Flying Fortress Holdings			3.549% (LIBOR01M +
Tranche B 1st Lien 3.695%			1.75%) 1/2/26 •	625,344	624,817
(LIBOR03M + 1.75%)			JBS USA LUX Tranche B
10/31/22 •	137,667	138,366	3.702% (LIBOR01M +
			2.00%) 5/1/26 •	163,763	165,122

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Kronos Tranche B 1st Lien			SFR Tranche B11 1st Lien
4.909% (LIBOR03M +			4.549% (LIBOR01M +
3.00%) 11/1/23 •	359,897	$362,146	2.75%) 7/31/25 •	352,752	$350,915
Merrill Communications			Sinclair Television Group
Tranche B 1st Lien 7.089%			Tranche B2 1st Lien 4.05%
(LIBOR03M + 5.00%)			(LIBOR01M + 2.25%)
10/5/26 •	212,000	213,590	1/3/24 •	1,552,000	1,555,220
MGM Growth Properties			Sprint Communications
Operating Partnership			Tranche B 4.813%
Tranche B 3.799%			(LIBOR01M + 3.00%)
(LIBOR01M + 2.00%)			2/2/24 •	311,850	311,456
3/21/25 •	398,359	400,813	Sprint Communications
Microchip Technology 1st Lien			Tranche B 1st Lien 4.313%
3.80% (LIBOR01M +			(LIBOR01M + 2.50%)
2.00%) 5/29/25 •	511,654	516,770	2/2/24 •	1,146,754	1,139,220
NFP Tranche B 1st Lien			SS&C Technologies Tranche B4
4.799% (LIBOR01M +			1st Lien 4.049%
3.00%) 1/8/24 •	443,929	442,858	(LIBOR01M + 2.25%)
ON Semiconductor Tranche B4			4/16/25 •	190,657	192,131
1st Lien 3.799%			SS&C Technologies Tranche B3
(LIBOR01M + 2.00%)			1st Lien 4.049%
9/16/26 •	1,290,948	1,301,881	(LIBOR01M + 2.25%)
Penn National Gaming			4/16/25 •	274,979	277,106
Tranche B1 1st Lien			Staples Tranche B1
4.049% (LIBOR01M +			0.00% 4/16/26 X	200,000	196,792
2.25%) 10/15/25 •	990,000	995,679	Stars Group Holdings Tranche
Perstorp Holding Tranche B			B 5.446% (LIBOR03M +
6.695% (LIBOR03M +			3.50%) 7/10/25 •	90,146	91,054
4.75%) 4/13/26 •	449,603	427,122	Surgery Center Holdings 1st
PQ Tranche B 1st Lien			Lien 5.05% (LIBOR01M +
4.427% (LIBOR03M +			3.25%) 9/2/24 •	1,023,778	1,021,987
2.50%) 2/8/25 •	792,535	797,686	Tecta America 1st Lien
Pregis TopCo 1st Lien 5.799%			6.299% (LIBOR01M +
(LIBOR01M + 4.00%)			4.50%) 11/20/25 •	356,400	347,490
7/24/26 •	267,000	267,501	Telenet Financing USD
Prestige Brands Tranche B4			Tranche AN 3.99%
1st Lien 3.799%			(LIBOR01M + 2.25%)
(LIBOR01M + 2.00%)			8/17/26 •	545,000	548,917
1/26/24 •	393,431	396,689	Titan Acquisition1st Lien
Radiate Holdco Tranche B			4.799% (LIBOR01M +
4.799% (LIBOR01M +			3.00%) 3/28/25 •	139,221	137,168
3.00%) 2/1/24 •	387,461	389,307	TransDigm Tranche F 4.299%
Russell Investments US			(LIBOR01M + 2.50%)
Institutional Holdco			6/9/23 •	599,190	601,812
Tranche B 1st Lien 5.049%			Trident TPI Holdings Tranche B
(LIBOR01M + 3.25%)			1st Lien 4.799%
6/1/23 •	943,902	945,908	(LIBOR01M + 3.00%)
Scientific Games International			10/17/24 •	270,051	263,187
Tranche B5 1st Lien			UGI Tranche B 1st Lien
4.549% (LIBOR01M +			5.549% (LIBOR01M +
2.75%) 8/14/24 •	1,111,217	1,115,781	3.75%) 8/7/26 •	361,185	363,442

28 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Loan Agreements (continued)			Sovereign BondsΔ (continued)
Ultimate Software Group 1st			Brazil - 0.01%
Lien 5.549% (LIBOR01M +			Brazilian Government
3.75%) 5/4/26 •	710,894	$715,634	International Bond
United Rentals North America			4.75% 1/14/50		233,000	$230,211
Tranche B 1st Lien 3.549%
(LIBOR01M + 1.75%)						230,211
10/31/25 •	49,375	49,754	Colombia - 0.02%
US Foods Tranche B 3.799%			Colombia Government
(LIBOR01M + 2.00%)			International Bonds
9/13/26 •	813,461	817,944	4.00% 2/26/24		295,000	311,134
USI Tranche B 5.945%			5.00% 6/15/45		200,000	232,987
(LIBOR03M + 4.00%)
12/2/26 •	167,700	168,539				544,121
USI Tranche B 1st Lien			Cyprus - 0.06%
4.945% (LIBOR03M +			Cyprus Government
3.00%) 5/16/24 •	1,425,480	1,427,084	International Bond
USIC Holdings Tranche B			3.875% 5/6/22	EUR	1,200,000	1,472,449
5.049% (LIBOR01M +
3.25%) 12/8/23 •	479,839	478,040				1,472,449
Vistra Operations Tranche B3			Dominican Republic - 0.03%
3.537% (LIBOR01M +			Dominican Republic
1.75%) 12/31/25 •	525,893	529,607	International Bond
Zayo Group Tranche B2 1st			144A 6.00% 7/19/28 #		710,000	791,016
Lien 4.049% (LIBOR01M +						791,016
2.25%) 1/19/24 •	933,567	937,522
ZelisRedCard Tranche B 1st			Ecuador - 0.03%
Lien 6.549% (LIBOR01M +			Ecuador Government
4.75%) 9/25/26 •	226,800	228,218	International Bond
			144A 10.75% 1/31/29 #		683,000	667,870
Total Loan Agreements
(cost $49,003,674)		49,272,205				667,870
			Egypt - 0.15%
Sovereign Bonds - 1.56%Δ			Egypt Government
Angola - 0.01%			International Bonds
Angolan Government			144A 5.577% 2/21/23 #		2,900,000	3,039,493
International Bond			144A 7.60% 3/1/29 #		197,000	215,975
144A 8.00% 11/26/29 #	209,000	223,571	144A 8.70% 3/1/49 #		359,000	402,568

		223,571				3,658,036
Argentina - 0.03%			El Salvador - 0.01%
Argentine Republic			El Salvador Government
Government International			International Bond
Bonds			144A 7.125% 1/20/50 #		280,000	298,988
5.625% 1/26/22	1,172,000	609,806
6.875% 1/11/48	165,000	79,561				298,988
			Ghana - 0.01%
		689,367	Ghana Government
Azerbaijan - 0.01%			International Bond
Republic of Azerbaijan			144A 7.875% 3/26/27 #		309,000	325,549
International Bond
144A 4.75% 3/18/24 #	347,000	372,370				325,549

		372,370

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)			Sovereign BondsΔ (continued)
Guatemala - 0.01%			Nigeria - 0.01%
Guatemala Government Bond			Nigeria Government
144A 4.875% 2/13/28 #	200,000	$213,322	International Bond
			144A 7.875% 2/16/32 #	220,000	$228,922
		213,322
Indonesia - 0.01%					228,922
Indonesia Government			Paraguay - 0.01%
International Bond			Paraguay Government
144A 4.625% 4/15/43 #	200,000	224,569	International Bond
			144A 5.40% 3/30/50 #	203,000	234,909
		224,569
Ivory Coast - 0.01%					234,909
Ivory Coast Government			Peru - 0.01%
International Bond			Peruvian Government
144A 6.125% 6/15/33 #	366,000	370,100	International Bond
			2.844% 6/20/30	260,000	268,930
		370,100
Japan - 0.03%					268,930
Japan Bank for International			Qatar - 0.13%
Cooperation			Qatar Government
2.125% 6/1/20	700,000	700,602	International Bonds

		700,602	144A 4.00% 3/14/29 #	490,000	547,821
			144A 5.103% 4/23/48 #	2,200,000	2,831,503
Kenya - 0.03%
Kenya Government					3,379,324
International Bond			Russia - 0.04%
144A 8.00% 5/22/32 #	635,000	693,523	Russian Foreign Bond -
		693,523	Eurobonds
			144A 4.25% 6/23/27 #	600,000	656,291
Kuwait - 0.14%			144A 5.25% 6/23/47 #	200,000	250,829
Kuwait International
Government Bond					907,120
144A 2.75% 3/20/22 #	3,400,000	3,457,334	Saudi Arabia - 0.39%
		3,457,334	Saudi Government
Lebanon - 0.01%			International Bonds
Lebanon Government			2.375% 10/26/21	200,000	200,941
International Bond			144A 2.875% 3/4/23 #	2,200,000	2,242,643
6.25% 5/27/22	436,000	212,650	3.25% 10/26/26	1,000,000	1,037,447
			144A 3.625% 3/4/28 #	294,000	310,971
		212,650	144A 4.50% 10/26/46 #	800,000	887,827
Mexico - 0.01%			144A 5.00% 4/17/49 #	4,200,000	5,029,647

Mexico Government					9,709,476
International Bonds
3.625% 3/15/22	100,000	103,150	Senegal - 0.01%
4.60% 2/10/48	200,000	219,689	Senegal Government
			International Bond
		322,839	144A 6.75% 3/13/48 #	210,000	211,876

Mongolia - 0.02%					211,876
Mongolia Government
International Bond
144A 5.625% 5/1/23 #	606,000	625,062

		625,062

30 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)				Supranational Banks - 0.04%
South Africa - 0.13%				Banque Ouest Africaine de
Republic of South Africa				Developpement
Government International				144A 4.70% 10/22/31 #	301,000	$306,466
Bonds				144A 5.00% 7/27/27 #	699,000	742,688
4.85% 9/30/29		3,000,000	$3,007,500	Total Supranational Banks (cost $986,537)		1,049,154
5.875% 6/22/30		268,000	290,370
			3,297,870	US Treasury Obligations - 29.83%
Sri Lanka - 0.04%				US Treasury Bonds
Sri Lanka Government				2.375% 11/15/49	8,540,000	8,503,946
International Bonds				2.50% 2/15/45	37,100,000	37,822,586
144A 5.875% 7/25/22 #		206,000	206,551	2.75% 8/15/42	900,000	960,450
144A 6.20% 5/11/27 #		253,000	237,794	2.75% 11/15/42	1,400,000	1,492,824
144A 7.55% 3/28/30 #		490,000	487,429	2.875% 5/15/43	2,200,000	2,394,892
				2.875% 8/15/45	16,700,000	18,239,770
			931,774	3.00% 5/15/47	900,000	1,010,327
Turkey - 0.04%				3.00% 8/15/48	3,770,000	4,242,295
Turkey Government				3.125% 5/15/48	1,490,000	1,714,231
International Bonds				4.375% 5/15/40	100,000	134,171
5.75% 5/11/47		200,000	177,721	4.50% 2/15/36	47,925,000	63,502,834
6.35% 8/10/24		250,000	261,800	US Treasury Inflation
7.625% 4/26/29		500,000	553,571	Indexed Notes
			993,092	0.125% 4/15/22	3,386,208	3,381,485
				0.125% 7/15/26	21,472	21,545
Ukraine - 0.06%				0.25% 1/15/25	9,561,376	9,648,103
Ukraine Government				0.375% 7/15/27	7,153,804	7,299,148
International Bonds
144A 7.75% 9/1/26 #		726,000	795,595	0.625% 4/15/23	3,045,987	3,093,491
144A 9.75% 11/1/28 #		515,000	627,592	0.625% 1/15/26	8,772,705	9,043,530
				0.75% 7/15/28	2,563,038	2,697,209
			1,423,187	0.875% 1/15/29	30,065,810	31,937,319
United Kingdom - 0.01%				1.75% 1/15/28	14,888,208	16,729,784
United Kingdom Gilt				2.375% 1/15/25	9,283,700	10,348,381
1.75% 9/7/22	GBP	100,000	136,739	2.375% 1/15/27	1,658,943	1,915,293
			136,739	2.50% 1/15/29	35,959	43,350
				US Treasury Notes
Uruguay - 0.02%				1.125% 8/31/21	13,800,000	13,693,478
Uruguay Government				1.25% 8/31/24	25,600,000	25,091,330
International Bond				1.50% 9/30/24 ∞	124,295,000	123,163,911
4.375% 1/23/31		515,000	576,929	1.50% 11/30/24	11,220,000	11,120,022
			576,929	1.625% 9/30/26	16,200,000	15,990,941
Uzbekistan - 0.02%				1.625% 10/31/26	12,900,000	12,726,120
Republic of Uzbekistan Bond				1.625% 8/15/29	37,790,000	36,792,956
144A 5.375% 2/20/29 #		448,000	498,978	1.875% 7/31/22	39,700,000	39,970,726
				1.875% 8/31/24	2,170,000	2,187,153
			498,978	2.00% 10/31/21 ∞	1,600,000	1,611,830
Total Sovereign Bonds (cost $36,234,820)			38,892,675	2.00% 11/30/22 ∞	7,700,000	7,784,259
				2.00% 6/30/24	7,700,000	7,801,371
				2.125% 3/31/24	2,010,000	2,045,966
				2.125% 11/30/24	11,130,000	11,348,854
				2.25% 11/15/24	11,030,000	11,311,370

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
US Treasury Obligations (continued)			Short-Term Investments - 1.42%
US Treasury Notes			Discount Notes - 0.26%`
2.25% 3/31/26	24,500,000	$25,152,450	Federal Home Loan Bank
2.25% 2/15/27	3,400,000	3,492,143	1.508% 3/10/20	1,300,000	$1,296,194
2.375% 8/15/24	1,820,000	1,874,495	1.564% 3/16/20	5,100,000	5,083,751
2.375% 4/30/26	10,900,000	11,273,816			6,379,945
2.50% 1/31/21	19,600,000	19,780,002		Number of
2.50% 1/31/24	2,790,000	2,880,111		shares
2.50% 2/28/26	11,300,000	11,765,644	Money Market Mutual Funds - 0.68%
2.625% 3/31/25	12,700,000	13,272,580	BlackRock
2.75% 7/31/23	46,200,000	47,952,394	FedFund - Institutional
2.75% 2/15/24 ∞	4,000,000	4,169,872	Shares (seven-day effective
2.875% 11/30/23	2,500,000	2,613,413	yield 1.52%)	3,409,251	3,409,251
2.875% 7/31/25	15,500,000	16,423,371	Fidelity Investments Money
2.875% 11/30/25	8,100,000	8,598,522	Market Government
US Treasury Strip Principal			Portfolio - Class I
2.26% 5/15/44	29,275,000	16,204,614	(seven-day effective yield
Total US Treasury Obligations			1.49%)	3,409,251	3,409,251
(cost $739,285,137)		744,270,678	GS Financial Square
			Government
			Fund - Institutional Shares
	Number of		(seven-day effective yield
	shares		1.51%)	3,409,251	3,409,251
Common Stock - 0.00%			Morgan Stanley Government
Adelphia Recovery Trust =†	1	—	Portfolio - Institutional
			Share Class (seven-day
Century Communications =†	1,975,000	—	effective yield 1.48%)	3,409,251	3,409,251
Total Common Stock			State Street Institutional US
(cost $59,791)		—	Government Money Market
			Fund - Investor Class
Preferred Stock - 0.03%			(seven-day effective yield
General Electric			1.45%)	3,409,251	3,409,251
5.00% 12/29/49 µ	300,000	294,294			17,046,255
USB Realty 144A 3.148%				Principal
(LIBOR03M + 1.147%)#•	500,000	432,010		amount°
Total Preferred Stock			US Treasury Obligation - 0.48%`
(cost $749,405)		726,304	US Treasury Bill 2.625%
			7/31/20	12,000,000	12,068,556
					12,068,556
			Total Short-Term Investments
			(cost $35,417,205)		35,494,756

			Total Value of
			Securities - 123.51%
			(cost $3,030,088,650)		3,081,880,131
			Liabilities Net of Receivables
			and Other
			Assets - (23.51%) ★		(586,600,708)
			Net Assets Applicable to
			258,957,453 Shares
			Outstanding - 100.00%		$2,495,279,423

32 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities	Ω Principal only security. A principal only security is the principal only
	Act of 1933, as amended. At Dec. 31, 2019, the aggregate value		portion of a fixed income security which is separated and sold individually
	of Rule 144A securities was $416,529,415,which represents 16.69%		from the interest portion of the security.
	of the Fund’s net assets.	†	Non-income producing security.
	◆ Pass Through Agreement. Security represents the contractual right	• Variable rate investment. Rates reset periodically. Rate shown reflects
	to receive a proportionate amount of underlying payments due to		the rate in effect at Dec. 31, 2019. For securities based on a published
	the counterparty pursuant to various agreements related to the		reference rate and spread,the reference rate and spread are indicated
	rescheduling of obligations and the exchange of certain notes.		intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
	★ Includes $767,406 cash collateral held at brokers for certain open		LIBOR06M,etc. ) used in this report are identical for different securities,
	derivatives, $3,122,000 cash collateral pledged forTBA transactions,		but the underlying reference rates may differ due to the timing of
	and $950,000 cash collateral due to brokers for certain open		the reset period. Certain variable rate securities are not based on
	derivatives.		a published reference rate and spread but are determined by the
	= The value of this security was determined using significant unobservable		issuer or agent and are based on current market conditions, or for
	inputs and is reported as a Level 3 security.		mortgage-backed securities,are impacted by the individual mortgages
	` The rate shown is the effective yield at the time of purchase.		which are paying off over time. These securities do not indicate a
°	Principal amount shown is stated in USD unless noted that the security		reference rate and spread in their description above.
	is denominated in another currency.	X	This loan will settle after Dec. 31, 2019, at which time the interest
	Δ Securities have been classified by country of origin.		rate, based on the LIBOR and the agreed upon spread on trade date,
µ	Fixed to variable rate investment. The rate shown reflects the fixed		will be reflected.
	rate in effect at Dec. 31, 2019. Rate will reset at a future date.	∞ Fully or partially pledged as collateral for futures and swap
	S Interest only security. An interest only security is the interest only		contracts.
	portion of a fixed income security, which is separated and sold	^	Zero-coupon security. The rate shown is the effective yield at the
	individually from the principal portion of the security.		time of purchase.
y No contractual maturity date.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts were outstanding at
Dec. 31, 2019:
Foreign Currency Exchange Contracts

		Contracts to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BAML	EUR	(33,999,000)	USD	37,552,405	1/10/20	$—	$(608,329)
BNP	GBP	6,610,000	USD	(8,559,620)	1/10/20	198,555	—
BNP	INR	23,338,266	USD	(322,033)	3/18/20	2,972	—
CITI	BRL	49,078,525	USD	(12,106,496)	2/4/20	80,492	—
CITI	JPY	65,700,000	USD	(601,353)	1/10/20	3,665	—
CITI	KRW	(128,438,975)	USD	109,470	3/18/20	—	(1,890)
DB	TWD	(186,760,561)	USD	6,182,896	3/18/20	—	(98,211)
JPMCB	EUR	(614,000)	USD	678,064	1/10/20	—	(11,094)
JPMCB	SGD	(9,478,080)	USD	6,935,255	3/18/20	—	(117,328)

Total Foreign Currency Exchange Contracts						$285,684	$(836,852)

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Futures Contracts
					Value/	Value/	Variation Margin
		Notional	Notional	Expiration	Unrealized	Unrealized	Due from
	Contracts to Buy (Sell)	Amount	Cost	Date	Appreciation	Depreciation	(Due to) Brokers
(2)	Bankers’ Acceptance	$(377,344)	$(377,768)	3/17/20	$424	$—	$2
2	Bankers’ Acceptance	377,479	377,941	9/14/20	—	(462)	(22)
(175)	Euro-B.T.P.	(27,964,542)	(27,829,884)	3/6/20	—	(134,658)	(234)
(43)	Euro-Bund	(8,223,261)	(8,363,820)	3/6/20	140,559	—	244
(30)	Long 10 yr Gilt	(5,220,778)	(5,251,556)	3/27/20	30,778	—	(22,076)
894	US Treasury 5 yr Notes	106,036,781	106,394,734	3/31/20	—	(357,953)	(20,946)
707	US Treasury 10 yr Notes	90,794,266	91,272,780	3/20/20	—	(478,514)	(69,559)
80	US Treasury 10 yr Ultra Bonds	11,256,250	11,425,216	3/20/20	—	(168,966)	(13,750)
337	US Treasury Long Bond	52,540,406	53,721,227	3/20/20	—	(1,180,821)	(115,844)
(6)	US Treasury Ultra Bonds	(1,089,938)	(1,120,683)	3/20/20	30,745	—	6,938
Total Futures Contracts			$220,248,187		$202,506	$(2,321,374)	$(235,247)

34 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

Swap Contracts

CDS Contracts[1]

Counterparty/				Upfront
Reference Obligation/				Payments		Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Sold
Moody’s Ratings:
AT&T 2.45% 5/15/18
Baa2 6/20/24-
Quarterly	1,800,000	1.000%	$30,592	$(4,389)	$34,981	$13
British Telecom 12/20/24-
Quarterly	EUR 2,800,000	1.000%	49,149	8,281	40,868	227
Citigroup CDS 6.125%
6/30/20 WR
12/20/20-Quarterly	700,000	1.000%	5,643	3,555	2,088	(3)
Daimler CDS 0.625%
3/5/20 A2 12/20/20-
Quarterly	EUR800,000	1.000%	7,684	5,099	2,585	6
CDX. NA. HY. 32[4] 6/20/24-
Quarterly	4,410,000	5.000%	435,739	172,801	262,938	2,157

			528,807	185,347	343,460	2,400
Over-The-Counter:
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	1,127	(961)	2,088	—
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/22-Quarterly	250,000	1.000%	4,125	(1,878)	6,003	—
BNP Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	2,254	(1,946)	4,200	—
CITI Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	100,000	1.000%	1,152	(3,124)	4,276	—
CITI Republic of Colombia
10.375%
1/28/33 /Baa2
12/20/24-Quarterly	200,000	1.000%	2,596	739	1,857	—
DB CMBX. NA. AAA[5]
10/17/57-Monthly	14,200,000	0.500%	184,280	(869,875)	1,054,155	—
DB Republic of Colombia
10.375% 1/28/33
Baa2 6/20/21-
Quarterly	200,000	1.000%	2,254	(1,922)	4,176	—

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Counterparty/				Upfront
Reference Obligation/				Payments		Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	(Due to) Brokers
Protection Sold
Moody’s Ratings (continued):
GSC Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	500,000	1.000%	$5,761	$(16,034)	$21,795	$—
GSC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%	34,940	(30,574)	65,514	—
JPMCB South Africa
5.50% 3/9/20 Baa3
12/20/23-Quarterly	700,000	1.000%	(9,126)	(26,847)	17,721	—
JPMCB Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	1,127	(973)	2,100	—

			230,490	(953,395)	1,183,885	—
Total CDS Contracts			$759,297	$(768,048)	$1,527,345	$2,400

IRS Contracts[6]

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments			Variation Margin
Payment Frequency		Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared:
2 yr IRS[7] 6/28/21-
(Semiannually/
Quarterly)	30,100,000	1.45%/(1.961%)	$119,661 $	— $	119,661	$—	$(99,919)
3 yr IRS[7] 6/21/20-
(Semiannually/
Quarterly)	32,700,000	1.25%/(1.928%)	93,687	104,773	—	(11,086)	(34,936)
3 yr IRS[7] 6/20/21-
(Semiannually/
Quarterly)	17,800,000	1.75%/(1.908%)	(8,648)	226,778	—	(235,426)	(81,337)
5 yr IRS[7] 3/18/25-
(Semiannually/
Quarterly)	GBP 47,400,000	0.75%/(0.882%)	432,942	48,827	384,115	—	(236,558)
7 yr IRS[7] 12/16/22-
(Semiannually/
Quarterly)	41,600,000	2.25%/(2.41%)	(683,290)	472,135	—	(1,155,425)	(372,828)
10 yr IRS[8] 3/20/28-
(Semiannually/
Semiannually)	JPY 5,490,000,000	0.30%/0.061%	(915,055)	255,370	—	(1,170,425)	(195,298)
25 yr IRS[7] 2/12/45-
(Semiannually/
Quarterly)	600,000	2.00%/(1.945%)	5,502	(10,954)	16,456	—	(20,038)

36 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments				Variation Margin
Payment Frequency		Paid		Paid		Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)		Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
30 yr IRS[7] 12/21/46-
(Semiannually/
Quarterly)	900,000	2.25%/(1.928%)	$(27,149)	$(64,975	) $	37,826	$—	$(37,904)
30 yr IRS[7] 12/11/49-
(Semiannually/
Quarterly)	4,500,000	2.25%/(1.888%)	(212,273)	(5,914)		—	(206,359)	(176,947)
30 yr IRS[7] 1/15/50-
(Semiannually/
Quarterly)	500,000	2.00%/(1.945%)	5,660	(3,565)		9,225	—	(19,115)
30 yr IRS[7] 1/16/50-
(Semiannually/
Quarterly)	900,000	1.625%/(1.945%)	89,033	(3,326)		92,359	—	(32,723)
30 yr IRS[7] 1/22/50-
(Semiannually/
Quarterly)	2,400,000	1.758%/(1.945%)	167,348	(14,390)		181,738	—	(88,860)
30 yr IRS[7]
2/3/50-(Semiannually/
Quarterly)	1,400,000	1.625%/(1.945%)	138,472	(5,629)		144,101	—	(51,040)
30 yr IRS[7]
2/7/50-(Semiannually/
Quarterly)	200,000	1.875%/(1.945%)	8,114	(769)		8,883	—	(7,544)

Total IRS Contracts			$(785,996)	$998,361		$994,364	$(2,778,721)	$(1,455,047)

Reverse Repurchase Agreement
	Interest	Trade	Maturity	Face	Repurchase
Counterparty	Rate	Date	Date	Value	Price
BAML - Kuwait International Bond	1.00%	12/3/19	OPEN	$(500,000)	$(509,750)
RBC - US Treasury Note	1.97%	12/26/19	1/13/20	(13,100,000)	(13,584,000)
				$(13,600,000)	$(14,093,750)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts, and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreement in relation to the reverse repurchase agreement is as follows:

Remaining Contracted Maturity of the Agreement
Reverse Repurchase	Open	Up to
Agreement	(Demand)	30days
Kuwait International Bond	$(500,000)	$—
US Treasury Note	—	(13,600,000)
	$(500,000)	$(13,600,000)

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Dec. 31, 2019:

Unrealized
	Principal			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Inmarsat Tranche B 0.00% 12/12/26	$383,594	$383,594	$387,085	$3,491

1 A CDS contract is a risk-transfer instrument through which one	BADLARPP - Argentina Term Deposit Rate
party (purchaser of protection) transfers to another party (seller of	BAML - Bank of America Merrill Lynch
protection) the financial risk of a credit event (as defined in the CDS
agreement), as it relates to a particular reference security or basket of	BNP - BNP Paribas
securities (such as an index) . Periodic payments (receipts) on such	BP0003M - 3 Month Sterling LIBOR
contracts are accrued daily and recorded as unrealized losses (gains)	Interest Rate
on swap contracts. Upon payment (receipt), such amounts are	BRL - Brazilian Real
recorded as realized losses (gains) on swap contracts. Upfront	B.T.P. - Buoni del Tesoro Poliennali
payments made or received in connection with CDS contracts are	CDS - Credit Default Swap
amortized over the expected life of the CDS contracts as unrealized	CDX. NA. HY - Credit Default Swap Index
losses (gains) on swap contracts. The change in value of CDS	North America High Yield
contracts is recorded daily as unrealized appreciation or depreciation.	CITI - Citibank, N. A.
A realized gain or loss is recorded upon a credit event (as defined in	CLO - Collateralized Loan Obligation
the CDS agreement) or the maturity or termination of the agreement.	CMBX. NA - Commercial Mortgage-
[2] Notional amount shown is stated in USD unless noted that the swap	Backed Index North America
is denominated in another currency.	COF 11 - Cost of Funds for the 11th
District of San Francisco
[3] Unrealized appreciation (depreciation) does not include periodic	DB - Deutsche Bank AG
interest payments (receipt) on swap contracts accrued daily in the	DBJPM - Deutsche Bank JP Morgan
amount of $(209,082) .	EUR - European Monetary Unit

[4] Markit’s North America High Yield CDX Index, or the CDX. NA. HY	EURIBOR - Euro Interbank Offered Rate
Index, is composed of 100 liquid North American entities with high	EUR003M - EURIBOR EUR 3 Month
yield credit ratings that trade is in the CDS market.	FREMF - Freddie Mac Multifamily
GBP - British Pound Sterling
[5] Markit’s CMBX Index, or the CMBX. NA Index, is a synthetic tradable	GNMA - Government National Mortgage
index referencing a basket of 25 commercial mortgage-backed	Association
securities in North America. Credit-quality rating are measured on a	GS - Goldman Sachs
scale that generally ranges from AAA (highest) to BB (lowest) . US	GSC - Goldman Sachs Bank USA
Agency and US Agency mortgage-backed securities appear under US
Government.	H15T1Y - US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year
6 An IRS agreement is an exchange of interest rates between	HSBC - HSBC Bank USA, National
counterparties. Periodic payments (receipt) on such contracts are	Association
accrued daily and recorded as unrealized appreciation (depreciation)	ICE - Intercontinental Exchange
on swap contracts. Upon periodic payment (receipt) or termination of	INR - Indian Rupee
the contract, such amounts are recorded as realized gains (losses) on	IRS - Interest Rate Swap
swap contracts.	JPMCB - JPMorgan Chase Bank, National

[7] Rate resets based on LIBOR03M.	Association
JPMDB - JPMorgan Deutsche Bank
[8] Rate resets based on JPY0006M.	JPY - Japanese Yen
JPY0006M - Japanese Yen 6 Month
Summary of abbreviations:	LIBOR Interest Rate
ABS - Asset-Backed Security	KRW - South Korean Won
ARM - Adjustable Rate Mortgage

38 NQ-OPTFI [12/19] 2/20 (1082531)

(Unaudited)

Summary of abbreviations:	REMIC - Real Estate Mortgage
(continued)	Investment Conduit
LB - Lehman Brothers	S.F. - Single Family
LIBOR - London Interbank Offered Rate	SGD - Singapore Dollar
LIBOR01M - ICE LIBOR USD 1 Month	TBA - To be announced
LIBOR03M - ICE LIBOR USD 3 Month	TWD - Taiwan Dollar
LIBOR06M - ICE LIBOR USD 6 Month	USD - US Dollar
LIBOR12M - ICE LIBOR USD 12 Month	yr - Year
MASTR - Mortgage Asset Securitization
Transactions, Inc.
RBC - Royal Bank of Canada

(continues) NQ-OPTFI [12/19] 2/20 (1082531) 39